As filed with the Securities and Exchange Commission on May 1, 2002




                               File No. 33-31375

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____



                      [X] Post-Effective Amendment No. 22



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940



                              [X] Amendment No. 23




                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)


                  Depositor's Telephone Number: (317) 285-1877

      Richard A. Wacker, One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)


Title of Securities              Interests in group variable annuity
  Being Registered:                contracts


It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


  X       on  May 1, 2002 pursuant to paragraph (b) of Rule 485
_____         -----------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------

15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Accountants
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements

PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   PROSPECTUS

                                       for

                             AUL American Unit Trust

                                       and

                             OneAmerica Funds, Inc.



                                  May 1, 2002





                                  Sponsored by:

                                   AUL (LOGO)

                    American United Life Insurance Company(R)
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148
                               http://www.aul.com

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148




     This Prospectus describes group annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any employer, association, or other group may enter into the Contracts. Specialized plans that do not qualify for favorable tax treatment, such as non-qualified
Section 457 plans, may also purchase Contracts.

     This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.

     A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account, in turn, invests in shares of mutual fund portfolios. A Contract Participant does not own shares of the mutual fund; instead, a Participant owns units in the Variable Account. The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the mutual funds. For example, if a Participant decides to allocate his contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. Contributions allocated to a variable Investment Account of the Variable Account fluctuate in value depending on the investment performance of the corresponding mutual fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Account. These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

  The Mutual Fund Portfolios that may be offered under the Contracts are:




OneAmerica Asset Director                                    Fidelity VIP Contrafund(R)
OneAmerica Investment Grade Bond                             Fidelity VIP Equity-Income
OneAmerica Money Market                                      Fidelity VIP Growth
OneAmerica Value                                             Fidelity VIP High Income
OneAmerica Tactical Asset Allocation                         Fidelity VIP Overseas
OneAmerica Conservative Investor                             INVESCO Dynamics
OneAmerica Moderate Investor                                 INVESCO Energy
OneAmerica Aggressive Investor                               INVESCO Financial Services
AIM Basic Value                                              INVESCO Health Sciences
AIM Mid Cap Equity                                           INVESCO Technology
AIM Small Cap Growth                                         INVESCO Telecommunications
Alger American Balanced                                      Janus Flexible Income
Alger American Growth                                        Janus Worldwide Growth
Alger American Leveraged AllCap                              MFS(R) International New Discovery
American Century Equity Income                               MFS(R) Mid-Cap Growth
American Century Income & Growth                             MFS(R) Strategic Value
American Century International Growth                        MFS(R) Value
American Century Select                                      PBHG Emerging Growth
American Century Small Cap Value                             PBHG Growth II
American Century Strategic Allocation Aggressive             PBHG Large Cap Value
American Century Strategic Allocation Conservative           PBHG Technology & Communications
American Century Strategic Allocation Moderate               PIMCO High Yield
American Century Ultra                                       PIMCO Renaissance
American Century VP Capital Appreciation                     PIMCO Value
Ariel Appreciation Fund                                      SAFECO RST Equity
Ariel Fund                                                   SAFECO RST Growth Opportunities
Calvert Income                                               State Street Equity 500 Index
Calvert New Vision Small Cap                                 T. Rowe Price Equity Income
Calvert Social Investment Equity                             T. Rowe Price European Stock
Calvert Social Mid Cap Growth                                Vanguard Explorer
Fidelity VIP Asset Manager                                   Vanguard Short-Term Federal

     This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2002, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.



                 The date of this Prospectus is May 1, 2002

                                TABLE OF CONTENTS
Description                                               Page


DEFINITIONS  ...........................................    4-5
SUMMARY  ...............................................   6-10
  Purpose of the Contracts  ............................      6
  Types of Contracts  ..................................      6
  The Variable Account and the Funds  ..................      6
  Fixed Account  .......................................      8
  Contributions  .......................................      8
  Transfers  ...........................................      8
  Withdrawals  .........................................      8
  The Death Benefit  ...................................      8
  Annuity Options  .....................................      8
  Charges  .............................................      8
    Withdrawal Charge  .................................      8
    Premium Tax Charge  ................................      9
    Mortality and Expense Risk Charge  .................      9
    Administrative Charge  .............................      9
    Additional Charges and Fees  .......................      9
    Expenses of the Funds  .............................      9
  Ten-Day Free Look  ...................................      9
  Termination by the Owner  ............................      9
  Contacting AUL  ......................................     10
EXPENSE TABLE  .........................................  10-18
CONDENSED FINANCIAL INFORMATION  .......................  19-22
PERFORMANCE OF THE INVESTMENT ACCOUNTS  ................  23-27
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS  ..............................  27-38
  American United Life Insurance Company(R)  ...........     27
  Variable Account  ....................................     27
  The Funds  ...........................................     27
   OneAmerica Funds, Inc.  .............................     28
   AIM Basic Value Fund  ...............................     30
   AIM Mid Cap Equity Fund  ............................     30
   AIM Small Cap Growth Fund  ..........................     30
   Alger American Fund  ................................     30
   American Century Capital Portfolios, Inc.  ..........     31
   American Century Mutual Funds, Inc.  ................     31
   American Century Quantitative Equity Funds, Inc.  ...     31
   American Century Strategic Asset Allocations, Inc.  .     32
   American Century Variable Portfolios, Inc.  .........     32
   American Century World Mutual Funds, Inc.  ..........     32
   Ariel Mutual Funds, Inc.  ...........................     32
   Calvert Income Fund  ................................     32
   Calvert New Vision Small Cap Fund  ..................     32
   Calvert Social Investment Fund  .....................     33
   Calvert Variable Series  ............................     33
   Fidelity Variable Insurance Products Fund  ..........     33
   INVESCO Dynamics Fund, Inc.  ........................     34
   INVESCO Sector Funds, Inc.  .........................     34
   Janus Aspen Series  .................................     35
   MFS(R) International New Discovery Fund  ............     35
   MFS(R) Mid Cap Growth Fund  .........................     35
   MFS(R) Strategic Value Fund  ........................     35
   MFS(R) Value Fund  ..................................     35
   PBHG Funds, Inc.  ...................................     35
   PBHG Insurance Series Fund...........................     36
   Pacific Investment Management Series  ...............     36
   PIMCO Multi-Manager Series  .........................     37
   SAFECO Resource Series Trust  .......................     37
   State Street Institutional Investment Trust  ........     37
   T. Rowe Price Equity Series, Inc.  ..................     37
   T. Rowe Price International Funds, Inc.  ............     37
   Vanguard Explorer Fund, Inc.  .......................     37
   Vanguard Fixed Income Securities Funds  .............     38
THE CONTRACTS  .........................................     38
  General  .............................................     38
CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD  ......................  38-41
  Contributions Under the Contracts  ...................     38
  Ten-Day Free Look  ...................................     38
  Initial and Single Contributions  ....................     39
  Allocation of Contributions  .........................     39
  Subsequent Contributions Under Recurring
   Contribution Contracts  .............................     39
  Transfers of Account Value  ..........................     39
  Participant's Variable Account Value  ................     40
   Accumulation Units  .................................     40
   Accumulation Unit Value  ............................     40
   Net Investment Factor  ..............................     40
  Dollar Cost Averaging Program  .......................     40
CASH WITHDRAWALS AND THE DEATH BENEFIT  ................  41-45
  Cash Withdrawals  ....................................     41
  Systematic Withdrawal Service for 403(b), 408, and
   457 Programs  .......................................     42
  Constraints on Withdrawals  ..........................     42
   General  ............................................     42
   403(b) Programs  ....................................     42
   Texas Optional Retirement Program  ..................     43
  The Death Benefit  ...................................     43
  Termination by the Owner  ............................     44
  Termination by AUL  ..................................     45
  Payments from the Variable Account  ..................     45
CHARGES AND DEDUCTIONS  ................................  45-48
  Premium Tax Charge  ..................................     45
  Withdrawal Charge  ...................................     45
  Mortality and Expense Risk Charge  ...................     46
  Variable Investment Plus Option  .....................     47
  Administrative Charge  ...............................     47
  Additional Charges and Fees  .........................     48
  Other Charges  .......................................     48
  Variations in Charges  ...............................     48
  Guarantee of Certain Charges  ........................     48
  Expenses of the Funds  ...............................     48
ANNUITY PERIOD  ........................................  48-49
  General  .............................................     48
  Annuity Options  .....................................     49
   Option 1 - Life Annuity  ............................     49

Description                                                Page

ANNUITY PERIOD (continued)

   Option 2 - Certain and Life Annuity  ................     49
   Option 3 - Survivorship Annuity  ....................     49
   Option 4 - Installment Refund Life Annuity  .........     49
   Option 5 - Fixed Periods  ...........................     49
  Selection of an Option  ..............................     49
THE FIXED ACCOUNT  .....................................  50-52
  Interest  ............................................     50
  Withdrawals and Transfers  ...........................     50
  Transfer of Interest Option  .........................     51
  Contract Charges  ....................................     51
  Payments from the Fixed Account  .....................     51
  Loans from the Fixed Account  ........................     51
MORE ABOUT THE CONTRACTS  ..............................  52-53
  Designation and Change of Beneficiary  ...............     52
  Assignability  .......................................     52
  Proof of Age and Survival  ...........................     53
  Misstatements  .......................................     53
  Acceptance of New Participants or Contributions  .....     53
  Termination of Recordkeeping Services  ........ ......     53
FEDERAL TAX MATTERS  ...................................  53-55
  Introduction  ........................................     53
  Tax Status of the Company and
   the Variable Account  ...............................     53
  Tax Treatment of Retirement Programs  ................     53
  Employee Benefit Plans  ..............................     54
  403(b) Programs  .....................................     54
  408 Programs  ........................................     54
  457 Programs  ........................................     54
  Tax Penalty  .........................................     55
  Withholding  .........................................     55
OTHER INFORMATION  .....................................  55-57
  Voting of Shares of the Funds  .......................     55
  Substitution of Investments  .........................     56
  Changes to Comply with Law and Amendments  ...........     56
  Reservation of Rights  ...............................     56
  Periodic Reports  ....................................     56
  Legal Proceedings  ...................................     57
  Legal Matters  .......................................     57
PERFORMANCE INFORMATION  ...............................  57-58
STATEMENT OF ADDITIONAL INFORMATION  ...................     58

                                   DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial contribution is applied to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine Account Years and Account Anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.


ANNUITANT - The person or persons on whose life or lives annuity payments depend.


ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3 - under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BENEFIT RESPONSIVE AND MODIFIED BENEFIT RESPONSIVE CONTRACTS - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, termination of employment, hardship, loan, or minimum distribution benefits under the Internal Revenue Code.

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving and either the day before or after Christmas and/or Independence Day.


CERTIFICATE - The document for each Participant that evidences the coverage of the Participant under a Contract.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Months, Contract Years, and Contract Anniversaries.

CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than 12 months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a 12 month period.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 Program, an Employee Benefit Plan, or by an Employer in connection with a 457 Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.


DEATH BENEFIT - The death benefit payable under a particular Contract. Under certain Contracts (see Guaranteed Minimum Death Benefit below), the death benefit may be the greater of the Participant's Account Value or the Guaranteed Minimum Death Benefit provided under the Contract.


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

EMPLOYER - A tax-exempt or public school organization or other employer with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, which will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement, or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The Fixed Account may not be available under all Contracts.


FUNDS - OneAmerica Funds, Inc., AIM Basic Value Fund, AIM Mid Cap Equity Fund, AIM Small Cap Growth Fund, Alger American Fund, American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Quantitative Equity Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Variable

Portfolios, Inc., American Century World Mutual Funds, Inc., Ariel Mutual Funds, Inc., Calvert Income Fund, Calvert New Vision Small Cap Fund, Calvert Social Investment Fund, Calvert Variable Series, Fidelity Variable Insurance Products Fund, INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc., Janus Aspen Series, MFS(R) International New Discovery Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Strategic Value Fund, MFS(R) Value Fund, PBHG Funds, Inc., PBHG Insurance Series Fund, Pacific Investment Management Series, PIMCO Multi-Manager Series, SAFECO Resource Series Trust, State Street Institutional Investment Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Funds, Inc., Vanguard Explorer Fund, Inc., and Vanguard Fixed Income Securities Funds. Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED MINIMUM DEATH BENEFIT - The guaranteed minimum death benefit provided under certain Contracts. Prior to the first Contract Anniversary, the benefit is equal to the Contributions made for a Participant minus any withdrawals or loans. Following the first Contract Anniversary, the minimum guaranteed benefit is reset annually, based on the age of the Participant on his or her last birthday. As of the Participant's death, the Guaranteed Minimum Death Benefit ceases to increase or decrease in value.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.


INVESTMENT ACCOUNT - A sub-account of the Variable Account that invests in shares of a specific Portfolio of OneAmerica Funds, Inc., AIM Basic Value Fund, AIM Mid Cap Equity Fund, AIM Small Cap Growth Fund, Alger American Fund, American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Quantitative Equity Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Variable Portfolios, Inc., American Century World Mutual Funds, Inc., Ariel Mutual Funds, Inc., Calvert Income Fund, Calvert New Vision Small Cap Fund, Calvert Social Investment Fund, Calvert Variable Series, Fidelity Variable Insurance Products Fund, INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc., Janus Aspen Series, MFS(R) International New Discovery Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Strategic Value Fund, MFS(R) Value Fund, PBHG Funds, Inc., PBHG Insurance Series Fund, Pacific Investment Management Series, PIMCO Multi-Manager Series, SAFECO Resource Series Trust, State Street Institutional Investment Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Funds, Inc., Vanguard Explorer Fund, Inc., and Vanguard Fixed Income Securities Funds. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.


OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee or custodian may be designated to exercise an owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Sections 401, 408, or 457 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

PARTICIPANT - An eligible employee, member, or other person named in the Certificate who is entitled to benefits under the Plan as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant.


PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Account Value and Variable Account Value. Initially, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment experience, charges deducted, loans, and any withdrawals taken.


PARTICIPANT'S FIXED ACCOUNT VALUE - The total value of a Participant's interest in the Fixed Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - AUL American Unit Trust, which is a separate account of AUL, and whose assets and liabilities are maintained separately from those of AUL's General Account.


403(b) PROGRAM - An arrangement by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.


408 PROGRAM - A plan of individual retirement accounts or annuities, including a simplified employee pension plan or SIMPLE IRA plan established by an employer, that meets the requirements of Section 408 of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code. Certain 457 plans that do not qualify for favorable tax treatment under Section 457, such as Plans for highly compensated employees, may be referred to as non-qualified 457 Plans.


                                    SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS


     The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement plans that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, or 457 of the Internal Revenue Code (collectively, the "Plans"). While a Contract Owner or Participant may benefit from tax deferral under a Qualified Plan without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to the Contract Owners or Participants. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in Plans flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the Fixed Account. See the Section "The Contracts" later in this Prospectus.


TYPES OF CONTRACTS


     AUL offers several types of Contracts that are described in this Prospectus. With Recurring Contribution Contracts, contributions may vary in amount and frequency, subject to the limitations described below. Recurring Contribution Contracts are available for use in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, or 457 of the Internal Revenue Code. AUL also offers single contribution Contracts which require a minimum contribution of at least $5,000. Currently, single contribution Contracts are only available for use in connection with retirement plans that meet the requirements of Sections 403(b) and 408 of the Internal Revenue Code.



THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Accounts and
 Corresponding Mutual Fund
 Portfolios                               Mutual Fund                           Investment Advisor
--------------------------                -----------                           ------------------

OneAmerica Asset Manager                  OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Investment Grade Bond          OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Money Market                   OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Value                          OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Tactical Asset Allocation      OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Conservative Investor          OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Moderate Investor              OneAmerica Funds, Inc.                American United Life Insurance Company(R)
OneAmerica Aggressive Investor            OneAmerica Funds, Inc.                American United Life Insurance Company(R)
AIM Basic Value Fund                      AIM Basic Value Fund                  A I M Advisors, Inc.
AIM Mid Cap Equity Fund                   AIM Mid Cap Equity Fund               A I M Advisors, Inc.
AIM Small Cap Growth Fund                 AIM Small Cap Growth Fund             A I M Advisors, Inc.
Alger American Balanced                   Alger American Fund                   Fred Alger Management, Inc.
Alger American Growth                     Alger American Fund                   Fred Alger Management, Inc.
Alger American Leveraged AllCap           Alger American Fund                   Fred Alger Management, Inc.
American Century Equity Income            American Century Capital              American Century Investment Management, Inc.
                                            Portfolios, Inc.
American Century Income & Growth          American Century Quantitative         American Century Investment Management, Inc.
                                            Equity Funds, Inc.
American Century International Growth     American Century World Mutual         American Century Investment Management, Inc.
                                            Funds, Inc.


Investment Accounts and
 Corresponding Mutual Fund
 Portfolios                               Mutual Fund                           Investment Advisor
--------------------------                -----------                           ------------------
American Century Select                   American Century Mutual               American Century Investment Management, Inc.
                                            Funds, Inc.
American Century Small Cap Value          American Century Capital              American Century Investment Management, Inc.
                                            Portfolios, Inc.
American Century Strategic Allocation:    American Century Strategic Asset      American Century Investment Management, Inc.
 Aggressive Fund                            Allocations, Inc.
American Century Strategic Allocation:    American Century Strategic Asset      American Century Investment Management, Inc.
 Conservative Fund                          Allocations, Inc.
American Century Strategic Allocation:    American Century Strategic Asset      American Century Investment Management, Inc.
 Moderate Fund                              Allocations, Inc.
American Century Ultra                    American Century Mutual               American Century Investment Management, Inc.
                                            Funds, Inc.
American Century VP                       American Century Variable             American Century Investment Management, Inc.
   Capital Appreciation                     Portfolios, Inc.
Ariel Appreciation Fund                   Ariel Mutual Funds, Inc.              Ariel Capital Management, Inc.
Ariel Fund                                Ariel Mutual Funds, Inc.              Ariel Capital Management, Inc.
Calvert Income                            Calvert Income Fund                   Calvert Asset Management Company (CAMCO)
Calvert New Vision Small Cap              Calvert New Vision Small Cap Fund     Calvert Asset Management Company (CAMCO)
Calvert Social Investment Equity          Calvert Social Investment Fund        Calvert Asset Management Company (CAMCO)
Calvert Social Mid Cap Growth             Calvert Variable Series               Calvert Asset Management Company (CAMCO)
Fidelity VIP Asset Manager                Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
Fidelity VIP Contrafund(R)                Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
Fidelity VIP Equity-Income                Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
Fidelity VIP Growth                       Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
Fidelity VIP High Income                  Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
Fidelity VIP Overseas                     Fidelity Variable Insurance           Fidelity Management & Research Company
                                            Products Fund
INVESCO Dynamics                          INVESCO Dynamics Fund, Inc.           INVESCO Funds Group, Inc.
INVESCO Energy                            INVESCO Sector Funds, Inc.            INVESCO Funds Group, Inc.
INVESCO Financial Services                INVESCO Sector Funds, Inc.            INVESCO Funds Group, Inc.
INVESCO Health Sciences                   INVESCO Sector Funds, Inc.            INVESCO Funds Group, Inc.
INVESCO Technology                        INVESCO Sector Funds, Inc.            INVESCO Funds Group, Inc.
INVESCO Telecommunications                INVESCO Sector Funds, Inc.            INVESCO Funds Group, Inc.
Janus Aspen Series Flexible Income        Janus Aspen Series                    Janus Capital Management LLC
Janus Aspen Series Worldwide Growth       Janus Aspen Series                    Janus Capital Management LLC
MFS(R) International                      MFS(R) International                  MFS Investment Management(R)
 New Discovery Fund                        New Discovery Fund
MFS(R) Mid Cap Growth Fund                MFS(R) Mid Cap Growth Fund            MFS Investment Management(R)
MFS(R) Strategic Value Fund               MFS(R) Strategic Value Fund           MFS Investment Management(R)
MFS(R) Value Fund                         MFS(R) Value Fund                     MFS Investment Management(R)
PBHG Emerging Growth                      PBHG Funds, Inc.                      Pilgrim Baxter & Associates, Ltd.
PBHG Growth II                            PBHG Insurance Series Fund            Pilgrim Baxter & Associates, Ltd.
PBHG Large Cap Value                      PBHG Funds, Inc.                      Pilgrim Baxter & Associates, Ltd.
PBHG Technology & Communications          PBHG Insurance Series Fund            Pilgrim Baxter & Associates, Ltd.
PIMCO High Yield Fund                     Pacific Investment Management Series  Pacific Investment Management Company LLC
PIMCO Renaissance Fund                    PIMCO Multi-Manager Series            PIMCO Equity Advisors
PIMCO Value Fund                          PIMCO Multi-Manager Series            PIMCO Equity Advisors
SAFECO RST Equity                         SAFECO Resource Series Trust          SAFECO Asset Management Company
SAFECO RST Growth Opportunities           SAFECO Resource Series Trust          SAFECO Asset Management Company
State Street Equity 500 Index             State Street Institutional            State Street Bank & Trust Company
                                            Investment Trust
T. Rowe Price Equity Income               T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.
T. Rowe Price European Stock              T. Rowe Price International           T. Rowe Price International, Inc.
                                            Funds, Inc.
Vanguard Explorer                         Vanguard Explorer Fund, Inc.          Wellington Management Company &
                                                                                Granahan Investment Management, Inc.
Vanguard Short-Term Federal               Vanguard Fixed Income                 The Vanguard Group
                                            Securities Funds

                                       7

     Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. Contributions allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



FIXED ACCOUNT


     An Owner or a Participant (depending on the Contract) may allocate contributions to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least an effective annual rate of either 3% or 4%, depending on the Contract. See the Section "The Fixed Account" later in this Prospectus.


CONTRIBUTIONS

     For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $5,000. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS


     An Owner or a Participant (depending on the Contract) may transfer his or her Variable Account Value among the Investment Accounts or to the Fixed Account at any time during the Accumulation Period. Similarly, an Owner or a Participant (depending on the Contract) may transfer part or all of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to the restriction that if a Participant's Fixed Account Value is $2,500 or more, then amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's Fixed Account Value as of the beginning of that Contract Year. In certain Contracts, the 20% restriction on transfers may be waived if certain conditions are met. For a more detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.



WITHDRAWALS


     The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date. Withdrawals and surrenders are subject to the limitations under any applicable Plan, the Contract and applicable law. In some Contracts, the minimum withdrawal amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a withdrawal is less than $500, then the minimum withdrawal amount is the Participant's remaining Account Value in that account. If, after any withdrawal, the remaining Account Value would be less than $500 in that account, then AUL will treat that request as a request for a withdrawal of the entire Account Value in that account. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $500 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $500. See the Section "Cash Withdrawals" later in this Prospectus.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment. See the Sections "Withdrawal Charge" and "The Fixed Account" later in this Prospectus.


THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

     The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

     AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account:

WITHDRAWAL CHARGE


     AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge) where the Participant's Account has not been in existence for a certain period of time (see chart that follows). AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "benefit responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

----------------------------------------------------------------------------------------------
                             Charges on Withdrawal*
                             ---------------------


                                                                                          11 or
Account Year                    1     2     3     4     5     6     7     8     9     10   more
------------                    -     -     -     -     -     -     -     -     -     --   ----

Recurring
 Contribution
 Contracts                      8%    8%    8%    8%    8%    4%    4%    4%    4%    4%    0%

Recurring
 Contribution
 Benefit Responsive
 Contracts with a Guaranteed
 Minimum Death Benefit          7%    6%    5%    4%    3%    2%    1%    0%    0%    0%    0%


Recurring
 Contribution
 Benefit Responsive
 Contracts without a
 Guaranteed Minimum
 Death Benefit                  5%    4%    3%    2%    1%    0%    0%    0%    0%    0%    0%


Single
 Contribution
 Contracts                      6%    5%    4%    3%    2%    1%    0%    0%    0%    0%    0%


*(on amounts exceeding the 10% allowable amount in Contracts containing a 10%
  free-out provision)
------------------------------------------------------------------------------------------------

     For the first two Contract Years that a Participant's Account exists, AUL will not subject 10% of the Account Value plus contributions made during the year to withdrawal charges. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, AUL will not subject 10% of the Account Value to withdrawal charges. Certain 403(b) Recurring Contribution Benefit Responsive Contracts do not contain provisions allowing the 10% free-out due to their benefit responsive features.

     For some Contracts, if a non-benefit responsive benefit is paid causing a surrender or a withdrawal in excess of this 10% allowable amount, AUL will assess a withdrawal charge on the amount in excess of the 10% free-out amount. The chart above illustrates the amount of the withdrawal charge that applies to the different types of Contracts based on the number of years that the Account has been in existence. However, the total withdrawal charge will never exceed 8.5% of total contributions made by or on behalf of a Participant. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

     Various states and municipalities impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0% to 3.5%, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

MORTALITY AND EXPENSE RISK CHARGE


     AUL deducts a daily charge in an amount equal to an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account for mortality and expense risks that AUL assumes in connection with the Contracts. Provided that certain contractual and underwriting conditions are met, some Contracts may elect to have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Mortality and Expense Risk Charge" and "Variable Investment Plus Option" later in this Prospectus.


ADMINISTRATIVE CHARGE


     Under both Recurring and Single Contribution Contracts, AUL may deduct from a Participant's Account an administrative charge equal to the lesser of 0.5% of the Participant's Account Value or $7.50 per quarter if the account exists on the quarterly Contract Anniversary. For some Contracts, the administrative charge may be only $3.00 per quarter and for some Contracts, the administrative fee may be completely waived. The charge is only assessed during the
Accumulation Period. An administrative charge will not be imposed on certain Recurring or Single Contribution Contracts if the value of a Participant's Account is equal to or more than $25,000 on the quarterly Contract Anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as
loan  initiation,   non-electronic  transfers,   distributions,  for  providing
investment advice, and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.



EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflect investment advisory fees and other expenses paid by each Portfolio. See the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

     Under 403(b) and 408 Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

     An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Upon termination of such a Contract, the Owner may elect from two payment options. Under one option, AUL will assess an Investment Liquidation Charge (or in some Contracts, a Market Value Adjustment) on a Participants' Fixed Account Withdrawal Value. Under the
second payment option, AUL will not assess an Investment Liquidation Charge or Market Value Adjustment. However, amounts attributable to the aggregate Withdrawal Values derived from the Fixed Account of all Participants under the Contract shall be paid in six, seven, or eleven approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the Investment Liquidation Charge (or the Market Value Adjustment), see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

     Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.


                                  EXPENSE TABLE

     The purpose of the following table is to assist investors in understanding the various costs and expenses that Participants in the Contracts bear directly and indirectly. The table reflects expenses of the Variable Account as well as the Funds. Expenses of the Variable Account shown under "Participant Transaction
Expenses" (including the withdrawal charge and annual contract fee) and "Variable Account Annual Expenses" are fixed and specified under the terms of the Contract. Expenses of the Funds as shown under "Fund Annual Expenses" are not fixed or specified under the terms of the Contract and may vary from year to year. The fees in this Expense Table have been provided by the Funds and have not been independently verified by AUL. The table does not reflect premium taxes that may be imposed by various jurisdictions. See the Section "Premium Tax
Charge" later in this Prospectus. The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

     For a complete description of a Contract's costs and expenses, see "Charges and Deductions" later in this Prospectus. For a more complete description of the Funds' costs and expenses, see the Funds' Prospectuses.



Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)  ........................................................................      8%

    Recurring Contribution Contracts generally (as a percentage of account value, see footnote 1 below)....................      8%

      Benefit Responsive Recurring Contribution Contracts with a Guaranteed Minimum Death Benefit
        (as a percentage of account value, see footnote 1 below)...........................................................      7%


      Benefit Responsive Recurring Contribution Contracts without a Guaranteed Minimum Death Benefit
        (as a percentage of account value, see footnote 1 below)...........................................................      5%


    Single Contribution Contracts (as a percentage of account value, see footnote 2 below).................................      6%

  Maximum administrative charge (per year)(see footnote 3 below)...........................................................     $30


Optional Fees (Applicable to Certain Contracts)

  Maximum Loan Initiation Fee (see footnote 4 below).......................................................................    $100
  Maximum Charge for Non-Electronic Transfers (see footnote 5 below).......................................................      $5
  Maximum Distribution Fee (see footnote 6 below)..........................................................................     $40
  Maximum Contract Termination Individual Participant Check Fee (see footnote 7 below).....................................    $100




(1) For the first two Contract Years that a Participant's Account exists, for most Recurring Contribution Contracts, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of (a) the total of all contributions made during the year that the withdrawal is being made, plus (b) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. The withdrawal charge, which is applied to amounts withdrawn in excess of the 10% allowable amount, decreases from 8% to 4% for Account years 6 through 10, and to 0% thereafter. For certain 403(b) Contracts, the withdrawal charge is 7% in the first year and decreases by 1% each subsequent year so that the withdrawal charge reaches 0% in the eighth Contract Year. For other 403(b) and 457 Contracts, the withdrawal charge is 5% in the first year and decreases by 1% each subsequent year so that the withdrawal charge reaches 0% in the sixth Contract Year. However, these Contracts do not contain a provision allowing the 10% free-out since they are benefit responsive in nature. See the Section "Withdrawal Charge" later in this Prospectus.


(2) For the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of (a) the total of all contributions made during the year that the withdrawal is being made, plus (b) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. The withdrawal charge, which is applied to amounts withdrawn in excess of the 10% allowable amount, decreases by 1% in each subsequent year so that the withdrawal charge reaches 0% in the seventh Contract Year. See the Section "Withdrawal Charge" later in this Prospectus.


(3) The Administrative Charge may be less than $30.00 per year, based on the size of the Participant's Account and/or the type of Contract. Generally, the maximum charge imposed will be the lesser of 0.5% of the Participant's Account Value or $7.50 per quarter if the account exists on the quarterly Contract Anniversary. An administrative charge will not be imposed on certain Recurring or Single Contribution Contracts if the value of a Participant's Account is equal to or more than $25,000 on the quarterly Contract Anniversary, or for some Contracts, if the charge has been waived.

(4) AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(5) AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(6) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(7) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.



                           EXPENSE TABLE (CONTINUED)

Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Mortality and Expense Risk Fees (see footnote 8 below)...................................................................   1.25%


Total Fund Annual Expenses After Expense Limitation (as a percentage of average net assets of each Portfolio)




                                             Management/  Other         12b-1     Total Portfolio
Portfolio                                    Advisory Fee Expenses      Fees      Annual Expenses
---------                                    ------------ --------      -----     ---------------


OneAmerica Funds, Inc.
  Value Portfolio                              0.50%(9)    0.12%         --          0.62%
  Investment Grade Bond Portfolio              0.50%(9)    0.15%         --          0.65%
  Asset Director Portfolio                     0.50%(9)    0.14%         --          0.64%
  Money Market Portfolio                       0.40%(9)    0.12%         --          0.52%
  Tactical Asset Allocation                    0.80%(9)    0.20%         --          1.00%
  Conservative Investor                        0.70%(9)    0.19%         --          0.89%
  Moderate Investor                            0.70%(9)    0.30%         --          1.00%
  Aggressive Investor                          0.70%(9)    0.30%         --          1.00%

AIM Basic Value Fund
  AIM Basic Value Fund                         0.73%       0.24%         0.35%       1.32%
AIM Mid Cap Equity Fund
  AIM Mid Cap Equity Fund                      0.73%       0.29%         0.35%       1.37%
AIM Small Cap Growth Fund
  AIM Small Cap Growth Fund                    0.71%       0.17%         0.35%       1.23%
Alger American Fund
  Alger American Balanced                      0.75%       0.10%         --          0.85%
  Alger American Growth                        0.75%       0.06%         --          0.81%
  Alger American Leveraged AllCap              0.85%       0.07%         --          0.92%
American Century Capital Portfolios, Inc.
  American Century Equity Income               1.00%       0.00%         --          1.00%(10)
  American Century Small Cap Value             1.25%       0.00%         --          1.25%(10)
American Century Mutual Funds, Inc.
  American Century Select                      1.00%       0.00%         --          1.00%(10)
  American Century Ultra                       0.98%       0.00%         --          0.98%(10)
American Century Quantitative Equity Funds
  American Century Income & Growth             0.68%       0.00%         --          0.68%(10)
American Century Variable Portfolios, Inc.
  American Century VP Capital Appreciation     1.00%       0.00%         --          1.00%(11)
American Century Strategic Asset Allocations, Inc.
  American Century Strategic Allocation:
   Aggressive Fund                             1.20%(12)   0.00%         --          1.20%(13)
  American Century Strategic Allocation:
   Conservative Fund                           1.00%(12)   0.00%         --          1.00%(13)
  American Century Strategic Allocation:
   Moderate Fund                               1.10%(12)   0.00%         --          1.10%(13)
American Century World Mutual Funds, Inc.
  American Century International Growth        1.21%       0.00%         --          1.21%(14)


(8) This charge may be less than 1.25% for certain Contracts. In these Contracts, a portion of the mortality and expense risk charge may be credited back to Participant's accounts in the form of Accumulation Units. The number of Accumulation Units credited will depend on the aggregate variable investment account assets on deposit and the type of Contract purchased.

--------------------------------------------------------------------------------
INVESTMENT ADVICE PROVIDER FEE

Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations, or rulings. The Investment Advice Provider Fee is not fixed or specified under the terms of the Contract. The entire Investment Advice Provider Fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.
--------------------------------------------------------------------------------

(9) AUL has currently agreed to waive its advisory fee if the ordinary expenses of a Portfolio exceed 1% and, to the extent necessary, assume any expenses in excess of its advisory fee so that the expenses of each Portfolio, including the advisory fee but excluding extraordinary expenses, will not exceed 1% of the Portfolio's average daily net asset value per year. The Advisor may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days written notice to the Fund and such policy will be terminated automatically by the termination of the Investment Advisory Agreement. During 2001, expenses did exceed 1% of the average daily net asset value for the Tactical Asset Allocation, Conservative Investor, Moderate Investor and Aggressive Investor Portfolios.

(10) Other expenses, which include the fees and expenses of the Fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(11) Out of this fee, the advisor paid all expenses of managing and operating the fund except brokerage, taxes, interest, fees and expenses of independent directors (including legal counsel fees), and extraordinary expenses.

(12) Based on expenses incurred by all classes of the funds during the fund's most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(13) Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(14) Based on expenses incurred during the Fund's most recent fiscal year. The Fund has a stepped fee schedule. As a result, the Fund's management fee rates generally decrease as fund assets increase.




                            EXPENSE TABLE (CONTINUED)

                                             Management/  Other         12b-1     Total Portfolio
Portfolio                                    Advisory Fee Expenses      Fees      Annual Expenses
---------                                    ------------ --------      -----     ---------------

Ariel Mutual Funds
  Ariel Appreciation Fund                      0.75%       0.26%         0.25%       1.26%(15)
  Ariel Fund                                   0.65%       0.29%         0.25%       1.19%(15)
Calvert Income Fund
  Calvert Income                               0.70%       0.25%         0.15%       1.10%
Calvert New Vision Small Cap Fund
  Calvert New Vision Small Cap                 1.00%       0.51%         0.25%       1.76%
Calvert Social Investment Fund
  Calvert Social Investment Equity             0.70%       0.33%         0.25%       1.28%
Calvert Variable Series
  Calvert Social Mid Cap Growth                0.90%       0.23%         --          1.13%(16)
Fidelity Variable Insurance Products Fund
  Fidelity VIP Asset Manager Portfolio         0.53%       0.11%         --          0.64%(17)
  Fidelity VIP Contrafund(R) Portfolio         0.58%       0.10%         --          0.68%(17)
  Fidelity VIP Equity-Income Portfolio         0.48%       0.10%         --          0.58%(17)
  Fidelity VIP Growth Portfolio                0.58%       0.10%         --          0.68%(17)
  Fidelity VIP High Income Portfolio           0.58%       0.13%         --          0.71%(17)
  Fidelity VIP Overseas Portfolio              0.73%       0.19%         --          0.92%(17)
INVESCO Dynamics Fund, Inc.
  INVESCO Dynamics                             0.44%       0.31%         0.25%       1.00%
INVESCO Sector Funds, Inc.
  INVESCO Energy                               0.73%       0.44%         0.25%       1.42%
  INVESCO Financial Services                   0.63%       0.38%         0.25%       1.26%
  INVESCO Health Sciences                      0.60%       0.25%         0.39%       1.24%
  INVESCO Technology                           0.46%       0.28%         0.25%       0.99%
  INVESCO Telecommunications                   0.50%       0.35%         0.25%       1.10%
Janus Aspen Series
  Janus Flexible Income                        0.64%       0.03%         --          0.67%(18)
  Janus Worldwide Growth                       0.65%       0.04%         --          0.69%(18)
MFS(R) International New Discovery Fund
  MFS(R) International New Discovery Fund      0.98%       0.32%         0.35%(19)   1.65%(20)
MFS(R) Mid Cap Growth Fund
  MFS(R) Mid Cap Growth Fund                   0.75%       0.26%         0.25%(19)   1.26%(21)
MFS(R) Strategic Value Fund
  MFS(R) Strategic Value Fund                  0.75%       0.29%         0.35%(19)   1.39%(22)
MFS(R) Value Fund
  MFS(R) Value Fund                            0.60%       0.26%         0.35%(19)   1.21%(23)


(15) Fees and expenses for Ariel Fund and Ariel Appreciation Fund are based on the fiscal year ended September 30, 2001.

(16) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 1.02% for Social Mid Cap Growth Portfolio. Expenses have been restated for the upcoming fiscal year.

(17) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(18) Expenses are based upon expenses for the year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

(19) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A, B and C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). For the MFS(R) Mid Cap Growth Fund, the class A distribution fee is currently not being imposed and may equal up to 0.10% annually upon implementation by the board of trustees which oversees the fund.

(20) MFS has contractually agreed to bear the fund's expenses, subject to reimbursement, such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.30% annually. This contractual arrangement will continue until at least February 1, 2003, unless changed with the consent of the board of trustees which oversees the fund. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expense" would equal:
1.63%.

(21) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund.

(22) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.30%.

(23) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be lower, and would equal 1.20%.




                           EXPENSE TABLE (CONTINUED)

                                             Management/  Other         12b-1     Total Portfolio
Portfolio                                    Advisory Fee Expenses      Fees      Annual Expenses
---------                                    ------------ --------      -----     ---------------


PBHG Insurance Series Fund
  PBHG Growth II                               0.85%       0.22%         --          1.07%(24)
  PBHG Technology & Communications             0.85%       0.20%         --          1.05%(24)
PBHG Funds, Inc.
  PBHG Emerging Growth                         0.85%       0.41%         --          1.26%
  PBHG Large Cap Value                         0.65%       0.51%         --          1.16%
Pacific Investment Management Series
  PIMCO High Yield Fund                        0.25%       0.25%(25)     0.25%       0.75%
PIMCO Multi-Manager Series
  PIMCO Renaissance Fund                       0.60%       0.25%(26)     0.25%       1.10%
  PIMCO Value Fund                             0.45%       0.25%         0.25%       0.95%
SAFECO Resource Series Trust
  SAFECO RST Equity                            0.74%       0.04%         --          0.78%
  SAFECO RST Growth Opportunities              0.74%       0.04%         --          0.78%
State Street Institutional Investment Trust
  State Street Equity 500 Index                0.045%      0.05%         0.15%       0.245%
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income                  0.85%       0.00%         --          0.85%(27)
T. Rowe Price International Funds, Inc.
  T. Rowe Price European Stock                 0.82%       0.27%         --          1.09%(27)
Vanguard Explorer Fund, Inc.
  Vanguard Explorer                            0.62%       0.02%         --          0.64%
Vanguard Fixed Income Securities Funds
  Vanguard Short-Term Federal                  0.28%       0.02%         --          0.30%







(24) You should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

(25) Other Expenses reflect an Administrative Fee of 0.25%.

(26) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

(27) Management fees include the ordinary, recurring operating expenses of the Portfolio.


EXAMPLES (FOR ANY INVESTMENT ACCOUNT)

     The following examples show expenses that a Participant would pay at the end of one, three, five, or ten years if at the end of those time periods, the Account is (1) surrendered, or (2) not surrendered. Example (2) will also apply to a Participant Account that is annuitized at the end of the applicable time period. The information below represents expenses on a $1,000 contribution and assumes a 5% return per year. For an account that is surrendered, the example shows expenses for Recurring Contribution Contracts and Single Contribution Contracts. Expenses will be the same for all Contracts if not surrendered. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is hypothetical and should not be considered a representation of past or future returns, which may be greater or less than the assumed amount. For Recurring Contribution Contracts, the Administrative charge used in these examples is based on an estimated average Participant Account of $10,000. A pro rata portion of the annual Administrative Charge has, therefore, been used in the calculations for Recurring Contribution Contracts. The expenses for Recurring Contribution Contracts that have Withdrawal Charges lower than 8% in the first 5 years and 4% for years 6-10 would be lower than those illustrated below.


                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------


                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------

Investment Account
------------------

OneAmerica Asset Director
          1 year                                        $   96.14                 $   77.64                     $  22.17
          3 years                                          146.18                    107.14                        68.10
          5 years                                          198.70                    136.86                       116.25
         10 years                                          294.58                    247.29                       247.29

OneAmerica Investment Grade Bond
          1 year                                            96.24                     77.75                        22.28
          3 years                                          146.48                    107.46                        68.43
          5 years                                          199.21                    137.41                       116.81
         10 years                                          295.66                    248.42                       248.42

OneAmerica Money Market
          1 year                                            95.01                     76.50                        20.96
          3 years                                          142.80                    103.62                        64.43
          5 years                                          193.04                    130.83                       110.10
         10 years                                          282.61                    234.75                       234.75

OneAmerica Value
          1 year                                            95.93                     77.44                        21.95
          3 years                                          145.56                    106.50                        67.43
          5 years                                          197.67                    135.77                       115.14
         10 years                                          292.41                    245.02                       245.02

OneAmerica Tactical Asset Allocation
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

OneAmerica Conservative Investor
          1 year                                        $   98.44                 $   80.00                     $  24.66
          3 years                                          153.10                    114.35                        75.60
          5 years                                          210.24                    149.17                       128.82
         10 years                                          318.74                    272.63                       272.63

OneAmerica Moderate Investor
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

OneAmerica Aggressive Investor
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

AIM Basic Value Fund
          1 year                                           102.43                     84.06                        28.97
          3 years                                          164.99                    126.74                        88.49
          5 years                                          229.91                    170.16                       150.24
         10 years                                          359.13                    314.99                       314.99

AIM Mid Cap Equity Fund
          1 year                                           102.90                     84.54                        29.47
          3 years                                          166.39                    128.20                        90.01
          5 years                                          232.21                    172.61                       152.75
         10 years                                          363.80                    319.88                       319.88



                                       14


EXAMPLES (FOR ANY INVESTMENT ACCOUNT) (CONTINUED)
                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------

                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------

Investment Account
------------------


AIM Small Cap Growth Fund
          1 year                                           101.59                     83.20                        28.05
          3 years                                          162.48                    124.13                        85.78
          5 years                                          225.78                    165.75                       145.74
         10 years                                          350.73                    306.18                       306.18

Alger American Balanced
          1 year                                            98.07                     79.62                        24.26
          3 years                                          151.98                    113.19                        74.39
          5 years                                          208.38                    147.19                       126.80
         10 years                                          314.88                    268.58                       268.58

Alger American Growth
          1 year                                            97.70                     79.24                        23.85
          3 years                                          150.87                    112.02                        73.18
          5 years                                          206.52                    145.21                       124.77
         10 years                                          310.99                    264.51                       264.51

Alger American Leveraged AllCap
          1 year                                            98.75                     80.31                        24.99
          3 year                                           154.01                    115.30                        76.59
          5 years                                          211.75                    150.79                       130.47
         10 years                                          321.89                    275.93                       275.93

American Century Equity Income
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

American Century Income & Growth
          1 year                                            96.51                     78.03                        22.57
          3 years                                          147.30                    108.31                        69.32
          5 years                                          200.57                    139.86                       118.30
         10 years                                          298.53                    251.44                       251.44

American Century International Growth
          1 year                                           101.42                     83.03                        27.87
          3 years                                          161.98                    123.61                        85.23
          5 years                                          224.95                    164.87                       144.84
         10 years                                          349.04                    304.41                       304.41

American Century Select
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

American Century Small Cap Value
          1 year                                           101.79                     83.41                        28.27
          3 years                                          163.09                    124.76                        86.43
          5 years                                          226.77                    166.81                       146.82
         10 years                                          352.76                    308.30                       308.30

American Century Strategic Allocation:  Aggressive Fund
          1 year                                           101.32                     82.93                        27.76
          3 years                                          161.68                    123.29                        84.91
          5 years                                          224.45                    164.33                       144.30
         10 years                                          348.03                    303.34                       303.34

American Century Strategic Allocation:  Conservative Fund
          1 year                                            99.46                     81.03                        25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

American Century Strategic Allocation:  Moderate Fund
          1 year                                           100.40                     82.00                        26.78
          3 years                                          158.96                    120.46                        81.96
          5 years                                          219.96                    159.54                       139.41
         10 years                                          338.83                    293.70                       293.70

American Century Ultra
          1 year                                            99.29                     80.86                        25.57
          3 years                                          155.63                    116.99                        78.35
          5 years                                          214.44                    153.66                       133.40
         10 years                                          327.46                    281.77                       281.77




                                       15


EXAMPLES (FOR ANY INVESTMENT ACCOUNT) (CONTINUED)
                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------

                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------
Investment Account
------------------

American Century VP Capital Appreciation
          1 year                                        $   99.46                 $   81.03                     $  25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

Ariel Appreciation Fund
          1 year                                           101.89                     83.51                        28.38
          3 years                                          163.39                    125.07                        86.76
          5 years                                          227.27                    167.34                       147.36
         10 years                                          353.76                    309.36                       309.36

Ariel Fund
          1 year                                           101.21                     82.82                        27.65
          3 years                                          161.38                    122.98                        84.58
          5 years                                          223.95                    163.80                       143.75
         10 years                                          347.01                    302.28                       302.28

Calvert Income
          1 year                                           100.40                     82.00                        26.78
          3 years                                          158.96                    120.46                        81.96
          5 years                                          219.96                    159.54                       139.41
         10 years                                          338.83                    293.70                       293.70

Calvert New Vision Small Cap
          1 year                                           106.50                     88.22                        33.36
          3 years                                          177.02                    139.28                       101.54
          5 years                                          249.63                    191.19                       171.71
         10 years                                          398.60                    356.39                       356.39

Calvert Social Investment Equity
          1 year                                           102.06                     83.69                        28.56
          3 years                                          163.89                    125.59                        87.30
          5 years                                          228.09                    168.22                       148.26
         10 years                                          355.45                    311.12                       311.12

Calvert Social Mid Cap Growth
          1 year                                           100.67                     82.27                        27.07
          3 years                                          159.77                    121.30                        82.83
          5 years                                          221.29                    160.97                       140.86
         10 years                                          341.57                    296.57                       296.57

Fidelity VIP Asset Manager
          1 year                                            96.14                     77.64                        22.17
          3 years                                          146.18                    107.14                        68.10
          5 years                                          198.70                    136.86                       116.25
         10 years                                          294.58                    247.29                       247.29

Fidelity VIP Contrafund(R)
          1 year                                            96.51                     78.03                        22.57
          3 years                                          147.30                    108.31                        69.32
          5 years                                          200.57                    138.86                       118.30
         10 years                                          298.53                    251.44                       251.44

Fidelity VIP Equity-Income
          1 year                                            95.56                     77.06                        21.55
          3 years                                          144.44                    105.32                        66.21
          5 years                                          195.79                    133.76                       113.08
         10 years                                          288.43                    240.85                       240.85

Fidelity VIP Growth
          1 year                                            96.51                     78.03                        22.57
          3 years                                          147.30                    108.31                        69.32
          5 years                                          200.57                    138.86                       118.30
         10 years                                          298.53                    251.44                       251.44

Fidelity VIP High Income
          1 year                                            96.78                     78.30                        22.87
          3 years                                          148.12                    109.16                        70.20
          5 years                                          201.94                    140.32                       119.78
         10 years                                          301.40                    254.44                       254.44

Fidelity VIP Overseas
          1 year                                            98.75                     80.31                        24.99
          3 years                                          154.01                    115.30                        76.59
          5 years                                          211.75                    150.79                       130.47
         10 years                                          321.89                    275.93                       275.93


                                       16

EXAMPLES (FOR ANY INVESTMENT ACCOUNT) (CONTINUED)
                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------

                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------
Investment Account
------------------

INVESCO Dynamics
          1 year                                       $    99.46                $    81.03                    $   25.76
          3 years                                          156.14                    117.52                        78.90
          5 years                                          215.28                    154.55                       134.31
         10 years                                          329.19                    283.59                       283.59

INVESCO Energy
          1 year                                           103.37                     85.03                        29.98
          3 years                                          167.79                    129.66                        91.53
          5 years                                          234.51                    175.07                       155.25
         10 years                                          368.44                    324.75                       324.75

INVESCO Financial Services
          1 year                                           101.89                     83.51                        28.38
          3 years                                          163.39                    125.07                        86.76
          5 years                                          227.27                    167.34                       147.36
         10 years                                          353.76                    309.36                       309.36

INVESCO Health Sciences
          1 year                                           101.69                     83.31                        28.16
          3 years                                          162.79                    124.44                        86.10
          5 years                                          226.28                    166.28                       146.28
         10 years                                          351.74                    307.24                       307.24

INVESCO Technology
          1 year                                           99.39                      80.96                        25.68
          3 years                                          155.94                    117.31                        78.68
          5 years                                          214.94                    154.19                       133.94
         10 years                                          328.50                    282.86                       282.86

INVESCO Telecommunications
          1 year                                           100.40                     82.00                        26.78
          3 years                                          158.96                    120.46                        81.96
          5 years                                          219.96                    159.54                       139.41
         10 years                                          338.83                    293.70                       293.70

Janus Flexible Income
          1 year                                            96.41                     77.92                        22.46
          3 years                                          146.99                    107.99                        68.98
          5 years                                          200.06                    138.32                       117.74
         10 years                                          297.45                    250.31                       250.31

Janus Worldwide Growth
          1 year                                            96.61                     78.13                        22.68
          3 years                                          147.61                    108.63                        69.65
          5 years                                          201.08                    139.41                       118.85
         10 years                                          299.61                    252.57                       252.57

MFS(R) International New Discovery Fund
          1 year                                           105.49                     87.19                        32.27
          3 years                                          174.05                    136.19                        98.32
          5 years                                          244.78                    186.02                       166.43
         10 years                                          388.99                    346.31                       346.31

MFS(R) Mid Cap Growth Fund
          1 year                                           101.89                     83.51                        28.38
          3 years                                          163.39                    125.07                        86.76
          5 years                                          227.27                    167.34                       147.36
         10 years                                          353.76                    309.36                       309.36

MFS(R) Strategic Value Fund
          1 year                                           103.07                     84.72                        29.66
          3 years                                          166.89                    128.72                        90.55
          5 years                                          233.04                    173.49                       153.64
         10 years                                          365.46                    321.62                       321.62

MFS(R) Value Fund
          1 year                                           101.42                     83.03                        27.87
          3 years                                          161.98                    123.61                        85.23
          5 years                                          224.95                    164.87                       144.84
         10 years                                          349.04                    304.41                       304.41

PBHG Emerging Growth
          1 year                                           101.89                     83.51                        28.38
          3 years                                          163.39                    125.07                        86.76
          5 years                                          227.27                    167.34                       147.36
         10 years                                          353.76                    309.36                       309.36

                                       17

EXAMPLES (FOR ANY INVESTMENT ACCOUNT) (CONTINUED)
                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------

                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------
Investment Account
------------------

PBHG Growth II
          1 year                                      $    100.13                $    81.72                   $    26.49
          3 years                                          158.16                    119.62                        81.09
          5 years                                          218.63                    158.12                       137.95
         10 years                                          336.09                    290.82                       290.82

PBHG Large Cap Value
          1 year                                           100.94                     82.55                        27.36
          3 years                                          160.58                    122.14                        83.71
          5 years                                          222.63                    162.39                       142.31
         10 years                                          344.29                    299.43                       299.43

PBHG Technology & Communications
          1 year                                            99.93                     81.51                        26.27
          3 years                                          157.55                    118.99                        80.43
          5 years                                          217.62                    157.05                       136.86
         10 years                                          334.02                    288.66                       288.66

PIMCO High Yield Fund
          1 year                                            97.15                     78.68                        23.27
          3 years                                          149.24                    110.33                        71.42
          5 years                                          203.81                    142.31                       121.82
         10 years                                          305.32                    258.55                       258.55

PIMCO Renaissance Fund
          1 year                                           100.40                     82.00                        26.78
          3 years                                          158.96                    120.46                        81.96
          5 years                                          219.96                    159.54                       139.41
         10 years                                          338.83                    293.70                       293.70

PIMCO Value Fund
          1 year                                            99.02                     80.58                        25.28
          3 years                                          154.82                    116.15                        77.47
          5 years                                          213.10                    152.22                       131.93
         10 years                                          324.68                    278.85                       278.85

SAFECO RST Equity
          1 year                                            97.43                     78.96                        23.56
          3 years                                          150.05                    111.18                        72.30
          5 years                                          205.16                    143.76                       123.29
         10 years                                          308.16                    261.54                       261.54

SAFECO RST Growth Opportunities
          1 year                                            97.43                     78.96                        23.56
          3 years                                          150.05                    111.18                        72.30
          5 years                                          205.16                    143.76                       123.29
         10 years                                          308.16                    261.54                       261.54

State Street Equity 500 Index
          1 year                                            92.46                     73.90                        18.20
          3 years                                          135.07                     95.56                        56.06
          5 years                                          180.05                    116.98                        95.96
         10 years                                          254.82                    205.61                       205.61

T. Rowe Price Equity Income
          1 year                                            98.07                     79.62                        24.26
          3 years                                          151.98                    113.19                        74.39
          5 years                                          208.38                    147.19                       126.80
         10 years                                          314.88                    268.58                       268.58

T. Rowe Price European Stock
          1 year                                           100.30                     81.89                        26.67
          3 years                                          158.66                    120.15                        81.63
          5 years                                          219.46                    159.01                       138.86
         10 years                                          337.80                    292.62                       292.62

Vanguard Explorer
          1 year                                            96.14                     77.64                        22.17
          3 years                                          146.18                    107.14                        68.10
          5 years                                          198.70                    136.86                       116.25
         10 years                                          294.58                    247.29                       247.29

Vanguard Short-Term Federal
          1 year                                            92.97                     74.42                        18.76
          3 years                                          136.62                     97.18                        57.74
          5 years                                          182.67                    119.77                        98.80
         10 years                                          260.45                    211.51                       211.51


                         CONDENSED FINANCIAL INFORMATION




The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from December 31, 1992 through December 31, 2001. The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2001. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent accountants.



                         Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
Investment Account        At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------


OneAmerica Asset Director

    2001                         $ 2.630                   $ 2.872                   12,753,881
    2000                           2.303                     2.630                   10,360,033
    1999                           2.348                     2.303                   11,417,366
    1998                           2.197                     2.348                   12,020,235
    1997                           1.838                     2.197                   10,816,324
    1996                           1.664                     1.838                   10,087,186
    1995                           1.415                     1.664                    9,242,020
    1994                           1.446                     1.415                    8,146,955
    1993                           1.296                     1.446                    2,935,365
    1992                           1.215                     1.296                    1,979,513


OneAmerica Investment Grade Bond

    2001                         $ 1.974                   $ 2.088                   10,785,661
    2000                           1.804                     1.974                    7,983,484
    1999                           1.847                     1.804                    7,392,277
    1998                           1.720                     1.847                    7,003,232
    1997                           1.615                     1.720                    4,937,428
    1996                           1.600                     1.615                    4,535,171
    1995                           1.375                     1.600                    3,613,483
    1994                           1.444                     1.375                    2,640,900
    1993                           1.321                     1.444                      784,086
    1992                           1.247                     1.321                      544,295


OneAmerica Money Market

    2001                         $ 1.428                   $ 1.462                   21,163,682
    2000                           1.365                     1.428                   17,689,664
    1999                           1.320                     1.365                   16,194,739
    1998                           1.275                     1.320                    8,101,398
    1997                           1.230                     1.275                    5,764,433
    1996                           1.189                     1.230                    3,931,272
    1995                           1.144                     1.189                    2,066,492
    1994                           1.118                     1.144                    1,083,828
    1993                           1.107                     1.118                      253,762
    1992                           1.088                     1.107                      161,750


OneAmerica Value

    2001                         $ 3.253                   $ 3.576                   14,015,800
    2000                           2.801                     3.253                   12,597,555
    1999                           2.858                     2.801                   14,055,411
    1998                           2.698                     2.858                   14,376,727
    1997                           2.107                     2.698                   12,586,036
    1996                           1.790                     2.107                   10,589,355
    1995                           1.518                     1.790                    9,332,222
    1994                           1.497                     1.518                    7,471,155
    1993                           1.321                     1.497                    3,727,950
    1992                           1.215                     1.321                    2,576,500


OneAmerica Tactical Asset Allocation

    2001                         $ 1.248                   $ 1.273                       17,617
    2000                         $ 1.125                     1.248                       41,667
    1999                           1.175                     1.125                       38,741
    1998                           1.120                     1.175                       35,696
    1997(1)                        0.982                     1.120                          100


OneAmerica Conservative
  Investor

    2001                         $ 1.117                   $ 1.124                      305,510
    2000                           1.093                     1.117                      201,345
    1999                           1.046                     1.093                      200,412
    1998(2)                        1.004                     1.046                       96,638


(1)  For the period from May 1, 1997 through December 31, 1997.
(2)  For the period from May 1, 1998 through December 31, 1998.


                 CONDENSED FINANCIAL INFORMATION (CONTINUED)

                         Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
Investment Account        At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------



OneAmerica Moderate
  Investor

    2001                         $ 1.079                   $ 1.045                      548,789
    2000                           1.111                     1.079                      372,182
    1999                           1.039                     1.111                      285,562
    1998(2)                        1.003                     1.039                      184,334


OneAmerica Aggressive
  Investor

    2001                         $ 1.063                   $ 0.991                      335,983
    2000                           1.144                     1.063                      259,144
    1999                           1.037                     1.144                      165,445
    1998(2)                        1.002                     1.037                      138,936


Alger American Balanced

    2001                         $ 0.888                   $ 0.860                    2,331,733
    2000(3)                        1.000                     0.888                      404,710


Alger American Growth

    2001                         $ 2.845                   $ 2.477                   33,303,582
    2000                           3.380                     2.845                   30,678,545
    1999                           2.256                     3.380                   24,826,105
    1998                           1.750                     2.556                   16,282,040
    1997                           1.409                     1.750                   10,920,405
    1996                           1.259                     1.409                    6,674,992
    1995(4)                        1.000                     1.259                    1,028,839


Alger American Leveraged AllCap

    2001                         $ 0.650                   $ 0.540                      855,690
    2000(3)                        1.000                     0.650                       48,491


American Century VP Capital Appreciation

    2001                         $ 1.979                   $ 1.406                    5,183,712
    2000                           1.837                     1.979                    5,192,872
    1999                           1.131                     1.837                    2,434,924
    1998                           1.172                     1.131                    1,905,162
    1997                           1.225                     1.172                    1,970,129
    1996                           1.297                     1.225                    1,785,854
    1995                           1.002                     1.297                      747,779
    1994(5)                        1.000                     1.002                      254,316

American Century Equity Income

    2001(6)                      $ 1.049                   $ 1.122                       10,717

American Century Small Cap Value

    2001(6)                      $ 1.084                   $ 1.235                       16,826

American Century VP Income and Growth

    2001(6)                      $ 1.023                   $ 0.941                        1,385

American Century VP International Growth

    2001(6)                      $ 2.019                   $ 1.675                          120

American Century Ultra

    2001(6)                      $ 2.426                   $ 2.241                          114

Calvert Social Mid Cap Growth

    2001                         $ 2.444                   $ 2.120                    4,701,190
    2000                           2.219                     2.444                    4,159,423
    1999                           2.100                     2.219                    2,606,657
    1998                           1.639                     2.100                    2,283,661
    1997                           1.343                     1.639                    1,070,537
    1996                           1.266                     1.343                      940,440
    1995(4)                        1.000                     1.266                       71,033

Fidelity VIP Asset Manager

    2001                         $ 1.928                   $ 1.826                   52,427,456
    2000                           2.032                     1.928                   48,253,843
    1999                           1.852                     2.032                   41,549,516
    1998                           1.631                     1.852                   37,109,026
    1997                           1.368                     1.631                   30,831,927
    1996                           1.209                     1.368                   26,868,078
    1995                           1.047                     1.209                   22,931,562
    1994                           1.129                     1.047                   19,540,376
    1993(7)                        1.000                     1.129                    5,859,606

(2)  For the period from May 1, 1998 through December 31, 1998.
(3)  For the period from May 1, 2000 through December 31, 2000.
(4)  For the period from April 28, 1995 through December 31, 1995.
(5)  For the period from May 1, 1994 through December 31, 1994.
(6)  For the period from May 1, 2001 through December 31, 2001.
(7)  For the period from May 1, 1993 through December 31, 1993.




                 CONDENSED FINANCIAL INFORMATION (CONTINUED)

                         Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
Investment Account        At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------


Fidelity VIP Contrafund(R)

    2001                         $ 2.699                   $ 2.339                   21,679,020
    2000                           2.927                     2.699                   20,337,472
    1999                           2.385                     2.927                   17,745,265
    1998                           1.859                     2.385                   13,160,702
    1997                           1.516                     1.859                    8,965,623
    1996                           1.266                     1.516                    4,656,175
    1995(4)                        1.000                     1.266                      691,978

Fidelity VIP Equity-Income

    2001                         $ 2.164                   $ 2.032                   12,372,602
    2000                           2.021                     2.164                   11,109,818
    1999                           1.925                     2.021                   10,849,010
    1998                           1.750                     1.925                    9,537,700
    1997                           1.380                     1.750                    6,959,675
    1996                           1.223                     1.380                    4,243,458
    1995(4)                        1.000                     1.223                      762,132


Fidelity VIP Growth

    2001                         $ 3.418                   $ 2.779                   51,057,046
    2000                           3.888                     3.418                   46,168,040
    1999                           2.864                     3.888                   38,773,668
    1998                           2.080                     2.864                   32,435,920
    1997                           1.705                     2.080                   26,493.376
    1996                           1.505                     1.705                   22,560,070
    1995                           1.126                     1.505                   14,966,606
    1994                           1.138                     1.126                    9,247,290
    1993(7)                        1.000                     1.138                    2,051.512


Fidelity VIP High Income

    2001                         $ 1.298                   $ 1.132                   15,753,066
    2000                           1.696                     1.298                   12,815,473
    1999                           1.588                     1.696                   11,472,702
    1998                           1.681                     1.588                   11,188,244
    1997                           1.447                     1.681                    8,053,332
    1996                           1.285                     1.447                    6,679,227
    1995                           1.078                     1.285                    4,719,928
    1994                           1.108                     1.078                    3,013,462
    1993(7)                        1.000                     1.108                      598,051


Fidelity VIP Overseas

    2001                         $ 1.909                   $ 1.487                   12,518,734
    2000                           2.390                     1.909                   11,353,249
    1999                           1.697                     2.390                   10,272,575
    1998                           1.524                     1.697                   10,099,671
    1997                           1.383                     1.524                    9,308,550
    1996                           1.237                     1.383                    8,245,189
    1995                           1.142                     1.237                    6,385,519
    1994                           1.136                     1.142                    4,748,284
    1993(7)                        1.100                     1.136                      872,248

INVESCO Dynamics

    2001(6)                      $ 2.722                   $ 2.176                          145

INVESCO Financial Services

    2001(6)                      $ 1.034                   $ 0.993                        3,556

INVESCO Health Sciences

    2001(6)                      $ 1.085                   $ 1.096                          766

INVESCO Technology

    2001(6)                      $ 1.284                   $ 0.906                          914

Janus Aspen Series Flexible Income

    2001                         $ 1.232                   $ 1.312                    6,419,285
    2000                           1.174                     1.232                    5,236,802
    1999                           1.170                     1.174                    4,442,495
    1998                           1.184                     1.170                    2,204,070
    1997(1)                        0.996                     1.084                      289,354


(1)  For the period from May 1, 1997 through December 31, 1997.
(4)  For the period from April 28, 1995 through December 31, 1995.
(6)  For the period from May 1, 2001 through December 31, 2001.
(7)  For the period from May 1, 1993 through December 31, 1993.



                  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                         Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
Investment Account        At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   ----------------------------

Janus Aspen Series Worldwide Growth

    2001                         $ 1.963                   $ 1.504                   32,859,993
    2000                           2.357                     1.963                   28,723,922
    1999                           1.451                     2.357                   17,434,845
    1998                           1.142                     1.451                    8,357,911
    1997(1)                        1.009                     1.142                    2,126,372


PBHG Growth II

    2001                         $ 1.834                   $ 1.079                    4,241,331
    2000                           2.229                     1.834                    4,102,333
    1999                           1.138                     2.229                    1,277,768
    1998                           1.066                     1.138                      412,873
    1997(1)                        1.000                     1.066                       58,505


PBHG Technology & Communications

    2001                         $ 2.544                   $ 1.198                    3,251,322
    2000                           4.450                     2.544                    1,878,426
    1999                           1.347                     4.450                      953,082
    1998                           1.032                     1.347                      214,047
    1997(1)                        1.000                     1.032                      101,585

PBHG Large Cap Value

    2001(6)                      $ 1.052                   $ 0.975                        8,536

SAFECO RST Equity

    2001                         $ 1.361                   $ 1.218                    4,874,658
    2000                           1.545                     1.361                    4,652,378
    1999                           1.431                     1.545                    3,549,888
    1998                           1.161                     1.431                    2,034,751
    1997(1)                        0.983                     1.161                      186,090


SAFECO RST Growth Opportunities

    2001                         $ 1.369                   $ 1.611                   11,410,141
    2000                           1.477                     1.369                    9,376,539
    1999                           1.412                     1.477                    7,892,664
    1998                           1.408                     1.412                    6,688,427
    1997(1)                        0.934                     1.408                    1,069,115

State Street Equity 500 Index*

    2001                         $ 3.086                   $ 2.677                   64,168,583
    2000                           3.446                     3.086                   58,495,675
    1999                           2.895                     3.446                   40,519,791
    1998                           2.285                     2.895                   30,592,950
    1997                           1.744                     2.285                   18,374,733
    1996                           1.437                     1,744                    9,841,199
    1995                           1.061                     1.437                    3,976,682
    1994                           1.068                     1.061                    1,996,816
    1993(7)                        1.000                     1.068                      507,196

T. Rowe Price Equity Income

    2001                         $ 2.276                   $ 2.281                   23,400,668
    2000                           2.038                     2.276                   20,201,701
    1999                           1.990                     2.038                   21,447,550
    1998                           1.848                     1.990                   19,081,441
    1997                           1.452                     1.848                   11,646,682
    1996                           1.230                     1.452                    4,259,154
    1995(4)                        1.000                     1.230                      388,732

Vanguard Short-Term Federal

    2001(6)                      $ 1.369                   $ 1.424                          358

(1)  For the period from May 1, 1997 through December 31, 1997.
(4)  For the period from April 28, 1995 through December 31, 1995.
(6)  For the period from May 1, 2001 through December 31, 2001.
(7)  For the period from May 1, 1993 through December 31, 1993.


*The State Street Equity 500 Index Investment Account first became available in April, 2001 when it was substituted for the Fidelity VIP Index 500 Investment Account. Information presented in the table and in the "Performance of the Investment Accounts" for the years 1993 through 2000 which follows is, therefore, that of the Fidelity VIP Index 500 Account and not of the State Street Equity 500 Index Account.



Note: The Fidelity VIP High Income, Growth, Overseas, Asset Manager, and Index 500 Investment Accounts first became available on May 1, 1993. The American Century VP Capital Appreciation Investment Account (then known as TCI Growth) first became available on May 1, 1994. The Alger American Growth, Calvert Social Mid Cap Growth (then known as Calvert Capital Accumulation), Fidelity VIP Contrafund(R) and Equity-Income, and T. Rowe Price Equity Income Investment Accounts first became available on April 28, 1995. The OneAmerica Tactical Asset Allocation, Janus Aspen Series Flexible Income, Janus Aspen Series Worldwide Growth, PBHG Growth II, PBHG Technology & Communications, SAFECO RST Equity and SAFECO RST Growth Investment Accounts first became available on May 1, 1997. The OneAmerica LifeStyle Investment Accounts consisting of the Conservative, Moderate, and Aggressive Investor Accounts first became available on May 1, 1998. The Alger American Balanced and Alger American Leveraged AllCap Investment Accounts first became available on May 1, 2000. The American Century Equity Income, American Century Income & Growth, American Century International Growth, American Century Select, American Century Small Cap Value, American Century
Ultra, INVESCO Dynamics, INVESCO Energy, INVESCO Financial Services, INVESCO Health Sciences, INVESCO Technology, PBHG Emerging Growth, PBHG Large Cap Value,
T. Rowe Price European Stock and Vanguard Short-Term Federal Investment Accounts first became available on May 1, 2001. The INVESCO Telecommunications Investment Account first became available on July 27, 2001. The AIM Basic Value Fund, AIM Mid Cap Equity Fund, AIM Small Cap Growth Fund, American Century Strategic Allocation Funds, which include the Aggressive, Conservative, and Moderate Funds, Ariel Appreciation Fund, Ariel Fund, Calvert Income, Calvert New Vision Small Cap, Calvert Social Investment Equity, MFS(R) International New Discovery, MFS(R) Mid-Cap Growth, MFS(R) Strategic Value, MFS(R) Value, PIMCO High Yield, PIMCO Renaissance, and PIMCO Value first became available on May 31, 2002. The Condensed Financial Information reflects these inception dates and no information is available for the periods prior to these accounts becoming available through the AUL American Unit Trust.

                     PERFORMANCE OF THE INVESTMENT ACCOUNTS



     The following tables present the return on investment for each of the Investment Accounts. The return on investment figures in the first and second tables (including charges) represents a change in an Accumulation Unit allocated to an Investment Account and takes into account Variable Account charges such as the mortality and expense risk charge, withdrawal charges, and a pro rata portion of the administrative charge. The return on investment figures in the third table (excluding charges) include the mortality and expense risk charge, but do not reflect the deduction of withdrawal charges or a pro rata portion of the administrative charge. For the periods that a particular Investment Account has been in operation (see the column for the Inception Date of the Investment Account), the figures represent actual performance. Therefore, the performance figures on the left side of the vertical line for the one year and five year periods ending 12/31/01 and the lesser of 10 Years or Since Inception represent actual performance. For the periods that precede the creation of the Investment Account, if the mutual fund portfolio was in existence (see the column for the Inception Date of the Mutual Fund), results represent hypothetical returns that the Investment Accounts that invest in the corresponding Mutual Fund Portfolios would have achieved had they invested in such Portfolios for the periods indicated. Therefore, the performance figures for the one year and five year periods ending 12/31/01, the lesser of 10 Years or Since Inception, and the Cumulative Returns for the lesser of 10 Years or Since Inception on the right side of the vertical line may be hypothetical, or they may represent actual performance, based on the inception date of a particular Investment Account and the mutual fund portfolio.



                         Performance (including charges) for Single Contribution Contracts



                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year   for 5 Years of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending      or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001   Inception     Inception
-------------------------------------------------------------------------------|-------------------------------------------------
                                                                               |
OneAmerica Asset           4/12/90   4/12/90     2.62%        8.90%      8.98% |      2.62%      8.90%       8.98%      136.25%
     Director                                                                  |
OneAmerica Investment      4/12/90   4/12/90    -0.60%        4.84%      5.28% |     -0.60%      4.84%       5.28%       67.35%
     Grade Bond                                                                |
OneAmerica                 4/12/90   4/12/90    -3.81%        3.10%      3.00% |     -3.81%      3.10%       3.00%       34.44%
     Money Market                                                              |
OneAmerica Value           4/12/90   4/12/90     3.31%       10.71%     11.40% |      3.31%     10.71%      11.40%      194.24%
OneAmerica                  8/1/95    5/1/97    -4.22%          n/a      5.24% |     -4.22%      5.08%       7.40%       58.21%
     Tactical Asset                                                            |
     Allocation                                                                |
OneAmerica                  5/1/98    5/1/98    -5.49%          n/a      2.29% |     -5.49%        n/a       2.29%        8.69%
     Conservative                                                              |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98    -9.07%          n/a      0.26% |     -9.07%        n/a       0.26%        0.97%
     Moderate                                                                  |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98   -12.41%          n/a     -1.19% |    -12.41%        n/a      -1.19%       -4.32%
     Aggressive                                                                |
     Investor                                                                  |
AIM Basic Value Fund      10/18/95   5/31/02       n/a          n/a        n/a |     -6.12%     12.56%      14.38%      130.31%
AIM Mid Cap Equity Fund     6/9/87   5/31/02       n/a          n/a        n/a |     -6.96%      1.32%       4.07%       49.00%
AIM Small Cap             10/18/95   5/31/02       n/a          n/a        n/a |    -19.23%     13.79%      12.50%      107.81%
     Growth Fund                                                               |
Alger American              9/5/89    5/1/00    -8.97%          n/a     -9.69% |     -8.97%     12.33%      10.63%      174.60%
     Balanced                                                                  |
Alger American              1/9/89   4/28/95   -18.14%       11.49%     13.73% |    -18.14%     11.49%      13.56%      256.66%
     Growth                                                                    |
Alger American             1/25/95    5/1/00   -21.96%          n/a    -27.04% |    -21.96%     14.40%      21.26%      281.03%
     Leveraged                                                                 |
     Allcap                                                                    |
American Century            8/1/94    5/1/01       n/a          n/a      1.53% |      3.34%     12.57%      15.30%      187.80%
     Equity Income                                                             |
American Century          12/17/90    5/1/01       n/a          n/a    -12.60% |    -14.95%      8.86%      11.52%      197.59%
     Income &                                                                  |
     Growth                                                                    |
American Century            5/9/91    5/1/01       n/a          n/a    -21.23% |    -32.04%      6.06%       8.90%      134.48%
     International                                                             |
     Growth                                                                    |
American Century          10/31/58    5/1/01       n/a          n/a    -16.59% |    -24.04%      8.56%       7.88%      113.57%
     Select                                                                    |
American Century           7/31/98    5/1/01       n/a          n/a      8.24% |     21.16%        n/a      17.41%       73.25%
     Small Cap Value                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -16.16%      2.03%       3.03%       19.18%
     Strategic Allocation                                                      |
     Aggressive Fund                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |     -8.17%     -1.07%      -0.50%       -2.92%
     Strategic Allocation                                                      |
     Conservative Fund                                                         |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -11.86%      0.67%       1.57%        9.60%
     Strategic Allocation                                                      |
     Moderate Fund                                                             |
American Century           11/2/81    5/1/01       n/a          n/a    -12.24% |    -20.74%      8.09%      10.20%      164.03%
     Ultra                                                                     |
American Century          11/20/87    5/1/94   -33.23%        2.37%      4.54% |    -33.23%      2.37%       3.82%       45.42%
     VP Capital                                                                |
     Appreciation                                                              |
Ariel Appreciation Fund    12/1/89   5/31/02       n/a          n/a        n/a |      8.95%     15.20%      12.66%      229.29%
Ariel Fund                 11/6/86   5/31/02       n/a          n/a        n/a |      8.50%     14.29%      12.09%      213.23%
Calvert Income            10/12/82   5/31/02       n/a          n/a        n/a |      7.16%      8.00%       6.85%       93.96%
Calvert New Vision         1/31/97   5/31/02       n/a          n/a        n/a |      0.97%        n/a       4.10%       20.60%
Calvert Social Equity      8/24/87   5/31/02       n/a          n/a        n/a |     -5.55%     11.25%       8.71%      130.48%
Calvert Social             7/16/91   4/28/95   -18.47%        9.13%     11.58% |    -18.47%      9.13%       9.37%      144.99%
     Mid Cap Growth                                                            |
Fidelity VIP               9/06/89    5/1/93   -10.97%        5.52%      7.19% |    -10.97%      5.52%       7.89%      113.77%
     Asset Manager                                                             |
Fidelity VIP               1/03/95   4/28/95   -18.54%        8.63%     12.74% |    -18.54%      8.63%      14.30%      154.93%
     Contrafund(R)                                                             |
Fidelity VIP              10/09/86   4/28/95   -11.78%        7.60%     10.80% |    -11.78%      7.60%      12.20%      216.12%
     Equity-Income                                                             |
Fidelity VIP              10/09/86    5/1/93   -23.56%        9.82%     12.51% |    -23.56%      9.82%      11.98%      210.17%
     Growth                                                                    |
Fidelity VIP               9/19/85    5/1/93   -18.07%       -5.17%      1.44% |    -18.07%     -5.17%       3.97%       47.64%
     High Income                                                               |

                         Performance (including charges) for Single Contribution Contracts (continued)



                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year   for 5 Years of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending      or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001   Inception     Inception
-------------------------------------------------------------------------------|-------------------------------------------------
                                                                               |
                                                                               |
Fidelity VIP               1/28/87    5/1/93   -26.82%        1.04%      4.68% |    -26.82%      1.04%       4.57%       56.35%
     Overseas                                                                  |
INVESCO Dynamics           9/15/67    5/1/01       n/a          n/a    -24.06% |    -37.71%      8.41%      11.67%      201.44%
INVESCO Energy             1/19/84    5/1/01       n/a          n/a    -24.69% |    -22.78%      8.12%       8.27%      121.34%
INVESCO Financial          6/02/86    5/1/01       n/a          n/a     -8.73% |    -16.63%     11.64%      15.66%      328.53%
     Services                                                                  |
INVESCO Health             1/19/84    5/1/01       n/a          n/a     -3.98% |    -20.82%     11.05%       8.62%      128.68%
     Sciences                                                                  |
INVESCO                    1/19/84    5/1/01       n/a          n/a    -32.96% |    -49.45%      6.09%      12.66%      229.26%
     Technology                                                                |
INVESCO                    8/01/94   7/27/01       n/a          n/a    -25.08% |    -57.48%      6.73%      10.81%      114.32%
     Telecommunications                                                        |
Janus Flexible             9/13/93    5/1/97     0.01%          n/a      5.61% |      0.01%      5.48%       6.79%       72.56%
     Income                                                                    |
Janus Worldwide            9/13/93    5/1/97   -28.00%          n/a      8.42% |    -28.00%      9.29%      14.30%      203.55%
     Growth                                                                    |
MFS (R) International      10/9/97   5/31/02       n/a          n/a        n/a |    -13.65%        n/a      12.27%       63.18%
     New Discovery                                                             |
MFS (R) Mid Cap Growth     12/1/93   5/31/02       n/a          n/a        n/a |    -24.92%     14.00%      14.51%      199.26%
MFS (R) Strategic Value     1/2/96   5/31/02       n/a          n/a        n/a |     -5.43%        n/a      16.75%       74.51%
MFS (R) Value              3/17/98   5/31/02       n/a          n/a        n/a |    -13.50%     13.23%      14.45%      124.71%
PBHG Emerging              6/14/93    5/1/01       n/a          n/a    -23.56% |    -37.40%     -7.34%       7.81%       90.32%
     Growth                                                                    |
PBHG Growth II             5/01/97    5/1/97   -44.74%          n/a      1.19% |    -44.74%        n/a       1.19%        5.69%
PBHG Large Cap            12/31/96    5/1/01       n/a          n/a    -11.94% |     -8.49%     16.17%      16.16%      113.78%
     Value                                                                     |
PBHG Technology            5/01/97    5/1/97   -55.74%          n/a      3.49% |    -55.74%        n/a       3.49%       17.39%
     & Communications                                                          |
PIMCO High Yield Fund      1/16/95   5/31/02       n/a          n/a        n/a |     -1.73%      3.56%       6.66%       56.25%
PIMCO Renaissance          8/31/98   5/31/02       n/a          n/a        n/a |     12.23%        n/a      24.32%      106.76%
     Fund                                                                      |
PIMCO Value Fund           8/21/97   5/31/02       n/a          n/a        n/a |      8.31%        n/a      11.75%       65.12%
SAFECO RST Equity          4/03/87    5/1/97   -15.88%          n/a      4.23% |    -15.88%      4.87%      11.39%      194.12%
SAFECO RST Growth          1/07/93    5/1/97    10.59%          n/a     11.88% |     10.59%      9.86%      17.95%      341.02%
     Opportunities                                                             |
State Street               8/27/92    5/1/93   -18.50%        8.51%     12.02% |    -18.50%      8.51%      11.99%      188.45%
     Equity 500                                                                |
     Index*                                                                    |
T ROWE PRICE               3/31/94   4/28/95    -5.82%        9.01%     12.76% |     -5.82%      9.01%      13.21%      162.00%
     Equity Income                                                             |
T.Rowe Price               1/28/90    5/1/01       n/a          n/a    -16.92% |    -26.36%      3.75%       8.26%      121.12%
     European Stock                                                            |
Vanguard Explorer         12/11/67    5/1/01       n/a          n/a     -5.01% |     -6.67%     10.47%      11.56%      198.68%
Vanguard Short-           12/31/87    5/1/01       n/a          n/a     -1.26% |      0.88%      4.85%       4.81%       59.90%
     Term Federal                                                              |



*See Condensed Financial Information section.


                                  Performance (including charges) for Recurring Contribution Contracts**

                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year  for 5 Years  of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending      or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001    Inception    Inception
-------------------------------------------------------------------------------|-------------------------------------------------
                                                                               |
OneAmerica Asset           4/12/90   4/12/90     0.14%        7.21%      8.21% |      0.14%      7.21%       8.21%      133.25%
     Director                                                                  |
OneAmerica Investment      4/12/90   4/12/90    -3.01%        3.22%      4.54% |     -3.01%      3.22%       4.54%       64.35%
     Grade Bond                                                                |
OneAmerica                 4/12/90   4/12/90    -6.14%        1.50%      2.28% |     -6.14%      1.50%       2.28%       31.44%
     Money Market                                                              |
OneAmerica Value           4/12/90   4/12/90     0.80%        8.99%     10.61% |      0.80%      8.99%      10.61%      191.24%
OneAmerica                  8/1/95    5/1/97    -6.54%          n/a      3.51% |     -6.54%      3.56%       6.49%       50.01%
     Tactical Asset                                                            |
     Allocation                                                                |
OneAmerica                  5/1/98    5/1/98    -7.78%          n/a      0.52% |     -7.78%        n/a       0.52%        2.03%
     Conservative                                                              |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98   -11.27%          n/a     -1.47% |    -11.27%        n/a      -1.47%       -5.29%
     Moderate                                                                  |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98   -14.53%          n/a     -2.90% |    -14.53%        n/a      -2.90%      -10.30%
     Aggressive                                                                |
     Investor                                                                  |
AIM Basic Value Fund      10/18/95   5/31/02       n/a          n/a        n/a |     -9.38%     11.56%      13.33%      128.51%
AIM Mid Cap Equity          6/9/87   5/31/02       n/a          n/a        n/a |    -10.20%      0.40%       3.77%       46.00%
     Fund                                                                      |
AIM Small Cap             10/18/95   5/31/02       n/a          n/a        n/a |    -22.08%     12.79%      11.47%      106.01%
     Growth Fund                                                               |
Alger American              9/5/89    5/1/00   -11.17%          n/a    -11.69% |    -11.17%        n/a         n/a      171.60%
     Balanced                                                                  |
Alger American              1/9/89   4/28/95   -20.13%        9.76%     12.69% |    -20.13%      9.76%      12.97%      253.66%
     Growth                                                                    |
Alger American             1/25/95    5/1/00   -23.85%          n/a    -28.65% |    -23.85%        n/a         n/a      263.76%
     Leveraged                                                                 |
     Allcap                                                                    |





**This table reflects a Withdrawal Charge of 8% in the first 5 years and 4% for years 6-10. Certain 403(b) Contracts and some Contacts used in connection with 457 Programs offer lower Withdrawal Charges [7% (or 5%) in the first Contract Year declining by 1% each subsequent year so that the Withdrawal Charge reaches 0% in the eighth (or the sixth) Contract Year]. Certain Contracts do not impose Withdrawal Charges. For any Contract with Withdrawal Charges less than the 8% and 4% reflected in this table, the performance would be higher than that shown above.


                                   PERFORMANCE OF THE INVESTMENT ACCOUNTS (CONTINUED)

                                  Performance (including charges) for Recurring Contribution Contracts** (continued)

                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year  for 5 Years  of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending      or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001    Inception    Inception
-------------------------------------------------------------------------------|-------------------------------------------------
                                                                               |
                                                                               |
                                                                               |
                                                                               |
American Century            8/1/94    5/1/01       n/a          n/a     -1.90% |        n/a        n/a         n/a      191.24%
     Equity Income                                                             |
American Century          12/17/90    5/1/01       n/a          n/a    -15.55% |        n/a        n/a         n/a      194.59%
     Income &                                                                  |
     Growth                                                                    |
American Century            5/9/91    5/1/01       n/a          n/a    -23.89% |        n/a        n/a         n/a      131.48%
     International                                                             |
     Growth                                                                    |
American Century          10/31/58    5/1/01       n/a          n/a    -19.40% |        n/a        n/a         n/a      110.57%
     Select                                                                    |
American Century           7/31/98    5/1/01       n/a          n/a      4.59% |        n/a        n/a      -0.18%       63.34%
     Small Cap Value                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -19.10%      1.11%       2.19%       13.80%
     Strategic Allocation                                                      |
     Aggressive Fund                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -11.37%     -1.98%      -1.32%       -7.63%
     Strategic Allocation                                                      |
     Conservative Fund                                                         |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -14.94%     -0.25%       0.74%        4.51%
     Strategic Allocation                                                      |
     Moderate Fund                                                             |
American Century           11/2/81    5/1/01       n/a          n/a    -15.20% |        n/a        n/a         n/a      161.03%
     Ultra                                                                     |
American Century          11/20/87    5/1/94   -34.85%        0.78%      3.67% |    -34.85%      0.78%       3.28%       42.42%
     VP Capital                                                                |
     Appreciation                                                              |
Ariel Appreciation Fund    12/1/89   5/31/02       n/a          n/a        n/a |      5.21%     14.20%      11.90%      217.12%
Ariel Fund                 11/6/86   5/31/02       n/a          n/a        n/a |      3.36%     12.98%      11.19%      201.70%
Calvert Income            10/12/82   5/31/02       n/a          n/a        n/a |      3.48%      7.04%       6.55%       90.96%
Calvert New Vision         1/31/97   5/31/02       n/a          n/a        n/a |     -2.52%        n/a       2.47%       11.38%
Calvert Social Equity      8/24/87   5/31/02       n/a          n/a        n/a |     -8.83%     10.27%       8.41%      127.48%
Calvert Social             7/16/91   4/28/95   -20.45%        7.43%     10.57% |    -20.45%      7.43%       8.72%      141.99%
     Mid Cap Growth                                                            |
Fidelity VIP               9/06/89    5/1/93   -13.13%        3.88%      6.36% |    -13.13%      3.88%       7.24%      110.77%
     Asset Manager                                                             |
Fidelity VIP               1/03/95   4/28/95   -20.51%        6.94%     11.72% |    -20.51%      6.94%      13.31%      142.71%
     Contrafund (R)                                                            |
Fidelity VIP              10/09/86   4/28/95   -13.91%        5.93%      9.79% |    -13.91%      5.93%      11.69%      213.12%
     Equity-Income                                                             |
Fidelity VIP              10/09/86    5/1/93   -25.41%        8.12%     11.64% |    -25.41%      8.12%      11.41%      207.17%
     Growth                                                                    |
Fidelity VIP               9/19/85    5/1/93   -20.05%       -6.64%      0.66% |    -20.05%     -6.64%       3.47%       44.64%
     High Income                                                               |
Fidelity VIP               1/28/87    5/1/93   -28.60%       -0.53%      3.87% |    -28.60%     -0.53%       4.03%       53.35%
     Overseas                                                                  |
INVESCO Dynamics           9/15/67    5/1/01       n/a          n/a    -26.62% |        n/a        n/a         n/a      198.44%
INVESCO Energy             1/19/84    5/1/01       n/a          n/a    -27.24% |        n/a        n/a         n/a      118.34%
INVESCO Financial          6/02/86    5/1/01       n/a          n/a    -11.81% |        n/a        n/a         n/a      325.53%
     Services                                                                  |
INVESCO Health             1/19/84    5/1/01       n/a          n/a     -7.22% |        n/a        n/a         n/a      125.68%
     Sciences                                                                  |
INVESCO                    1/19/84    5/1/01       n/a          n/a    -35.23% |        n/a        n/a         n/a      226.26%
     Technology                                                                |
INVESCO                    8/01/94   7/27/01       n/a          n/a    -27.55% |        n/a        n/a         n/a      103.57%
     Telecommunications                                                        |
Janus Flexible             9/13/93    5/1/97    -2.41%          n/a      3.87% |     -2.41%      4.06%       6.08%       63.18%
     Income                                                                    |
Janus Worldwide            9/13/93    5/1/97   -29.75%          n/a      6.64% |    -29.75%      7.82%      13.55%      188.93%
     Growth                                                                    |
MFS (R) International      10/9/97   5/31/02       n/a          n/a        n/a |    -16.68%        n/a      10.58%       53.87%
     New Discovery                                                             |
MFS (R) Mid Cap Growth     12/1/93   5/31/02       n/a          n/a        n/a |    -27.59%     13.00%      13.64%      184.89%
MFS (R) Strategic Value     1/2/96   5/31/02       n/a          n/a        n/a |     -7.74%        n/a      15.50%       66.33%
MFS (R) Value              3/17/98   5/31/02       n/a          n/a        n/a |    -16.53%     12.24%      13.56%      116.40%
PBHG Emerging              6/14/93    5/1/01       n/a          n/a    -26.14% |        n/a        n/a         n/a       80.16%
     Growth                                                                    |
PBHG Growth II             5/01/97    5/1/97   -46.08%          n/a     -0.47% |    -46.08%        n/a      -0.47%       -2.13%
PBHG Large Cap            12/31/96    5/1/01       n/a          n/a    -14.91% |        n/a        n/a     -15.52%      105.80%
     Value                                                                     |
PBHG Technology            5/01/97    5/1/97    -56.81          n/a      1.79% |     -56.81        n/a       1.79%        8.85%
     & Communications                                                          |
PIMCO High Yield Fund      1/16/95   5/31/02       n/a          n/a        n/a |     -5.14%      2.63%       5.73%       47.92%
PIMCO Renaissance          8/31/98   5/31/02       n/a          n/a        n/a |      8.39%        n/a      22.06%       95.10%
     Fund                                                                      |
PIMCO Value Fund           8/21/97   5/31/02       n/a          n/a        n/a |      4.59%        n/a      10.12%       53.69%
SAFECO RST Equity          4/03/87    5/1/97   -17.92%          n/a      2.52% |    -17.92%      3.86%      10.94%      191.12%
SAFECO RST Growth          1/07/93    5/1/97     7.92%          n/a     10.04% |      7.92%      8.44%      17.23%      320.76%
     Opportunities                                                             |
State Street               8/27/92    5/1/93   -20.47%        6.83%     11.15% |    -20.47%      6.83%      11.19%      174.14%
     Equity 500                                                                |
     Index*                                                                    |
T ROWE PRICE               3/31/94   4/28/95    -8.10%        7.32%     11.73% |     -8.10%      7.32%      12.32%      149.27%
     Equity Income                                                             |
T.Rowe Price               1/28/90    5/1/01       n/a          n/a    -19.72% |        n/a        n/a         n/a      118.12%
     European Stock                                                            |
Vanguard Explorer         12/11/67    5/1/01       n/a          n/a     -8.22% |        n/a        n/a         n/a      195.68%
Vanguard Short-           12/31/87    5/1/01       n/a          n/a     -4.59% |        n/a        n/a         n/a       56.90%
     Term Federal                                                              |


*See Condensed Financial Information section.


**This table reflects a Withdrawal Charge of 8% in the first 5 years and 4% for years 6-10. Certain 403(b) Contracts and some Contacts used in connection with 457 Programs offer lower Withdrawal Charges [7% (or 5%) in the first Contract Year declining by 1% each subsequent year so that the Withdrawal Charge reaches 0% in the eighth (or the sixth) Contract Year]. Certain Contracts do not impose Withdrawal Charges. For any Contract with Withdrawal Charges less than the 8% and 4% reflected in this table, the performance would be higher than that shown above.

                                     Performance (excluding charges) for All Contracts



                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year  for 5 Years  of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending     or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001    Inception    Inception
-------------------------------------------------------------------------------|--------------------------------------------------
                                                                               |
OneAmerica Asset           4/12/90   4/12/90     9.17%        9.34%      8.98% |      9.17%      9.34%       8.98%      136.25%
     Director                                                                  |
OneAmerica Investment      4/12/90   4/12/90     5.74%        5.27%      5.28% |      5.74%      5.27%       5.28%       67.35%
    Grade Bond                                                                 |
OneAmerica                 4/12/90   4/12/90     2.33%        3.52%      3.00% |      2.33%      3.52%       3.00%       34.44%
     Money Market                                                              |
OneAmerica Value           4/12/90   4/12/90     9.90%       11.16%     11.40% |      9.90%     11.16%      11.40%      194.24%
OneAmerica                  8/1/95    5/1/97     1.89%          n/a      5.69% |      1.89%      5.51%       7.40%       58.21%
     Tactical Asset                                                            |
     Allocation                                                                |
OneAmerica                  5/1/98    5/1/98     0.54%          n/a      3.14% |      0.54%        n/a       3.14%       12.05%
     Conservative                                                              |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98    -3.27%          n/a      1.10% |     -3.27%        n/a       1.10%        4.09%
     Moderate                                                                  |
     Investor                                                                  |
OneAmerica                  5/1/98    5/1/98    -6.82%          n/a     -0.37% |     -6.82%        n/a      -0.37%       -1.36%
     Aggressive                                                                |
     Investor                                                                  |
AIM Basic Value Fund      10/18/95   5/31/02       n/a          n/a        n/a |     -1.18%     12.78%      14.38%      130.31%
AIM Mid Cap Equity          6/9/87   5/31/02       n/a          n/a        n/a |     -2.07%      1.53%       4.07%       49.00%
     Fund                                                                      |
AIM Small Cap             10/18/95   5/31/02       n/a          n/a        n/a |    -14.98%     14.02%      12.50%      107.81%
     Growth Fund                                                               |
Alger American              9/5/89    5/1/00    -3.16%          n/a     -6.88% |     -3.16%     12.79%      10.63%      174.60%
     Balanced                                                                  |
Alger American              1/9/89   4/28/95   -12.92%       11.95%     13.73% |    -12.92%     11.95%      13.56%      256.66%
     Growth                                                                    |
Alger American             1/25/95    5/1/00   -16.98%          n/a    -24.76% |    -16.98%     14.86%      21.26%      281.03%
     Leveraged                                                                 |
     Allcap                                                                    |
American Century            8/1/94    5/1/01       n/a          n/a      6.87% |      9.94%     13.03%      15.30%      187.80%
     Equity Income                                                             |
American Century          12/17/90    5/1/01       n/a          n/a     -8.00% |     -9.52%      9.30%      11.52%      197.59%
     Income &                                                                  |
     Growth                                                                    |
American Century            5/9/91    5/1/01       n/a          n/a    -17.08% |    -27.71%      6.49%       8.90%      134.48%
     International                                                             |
     Growth                                                                    |
American Century          10/31/58    5/1/01       n/a          n/a    -12.20% |    -19.19%      9.00%       7.88%      113.57%
     Select                                                                    |
American Century           7/31/98    5/1/01       n/a          n/a     13.94% |     28.89%        n/a      18.45%       78.60%
     Small Cap Value                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |    -11.74%      2.24%       3.21%       20.38%
     Strategic Allocation                                                      |
     Aggressive Fund                                                           |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |     -3.34%     -0.87%      -0.33%       -1.94%
     Strategic Allocation                                                      |
     Conservative Fund                                                         |
American Century           2/15/96   5/31/02       n/a          n/a        n/a |     -7.22%      0.87%       1.74%       10.70%
     Strategic Allocation                                                      |
     Moderate Fund                                                             |
American Century           11/2/81    5/1/01       n/a          n/a     -7.62% |    -15.68%      8.53%      10.20%      164.03%
     Ultra                                                                     |
American Century          11/20/87    5/1/94   -28.97%        2.79%      4.54% |    -28.97%      2.79%       3.82%       45.42%
     VP Capital                                                                |
     Appreciation                                                              |
Ariel Appreciation Fund    12/1/89   5/31/02       n/a          n/a        n/a |     14.68%     15.44%      12.66%      229.29%
Ariel Fund                 11/6/86   5/31/02       n/a          n/a        n/a |     12.79%     14.35%      12.09%      213.23%
Calvert Income            10/12/82   5/31/02       n/a          n/a        n/a |     12.80%      8.22%       6.85%       93.96%
Calvert New Vision         1/31/97   5/31/02       n/a          n/a        n/a |      6.29%        n/a       4.53%       24.32%
Calvert Social Equity      8/24/87   5/31/02       n/a          n/a        n/a |     -0.58%     11.47%       8.71%      130.48%
Calvert Social             7/16/91   4/28/95   -13.27%        9.57%     11.58% |    -13.27%      9.57%       9.37%      144.99%
     Mid Cap Growth                                                            |
Fidelity VIP               9/06/89    5/1/93    -5.29%        5.94%      7.19% |     -5.29%      5.94%       7.89%      113.77%
     Asset Manager                                                             |
Fidelity VIP               1/03/95   4/28/95   -13.34%        9.07%     12.74% |    -13.34%      9.07%      14.30%      154.93%
     Contrafund (R)                                                            |
Fidelity VIP              10/09/86   4/28/95    -6.14%        8.04%     10.80% |     -6.14%      8.04%      12.20%      216.12%
     Equity-Income                                                             |
Fidelity VIP              10/09/86    5/1/93   -18.68%       10.27%     12.51% |    -18.68%     10.27%      11.98%      210.17%
     Growth                                                                    |
Fidelity VIP               9/19/85    5/1/93   -12.84%       -4.78%      1.44% |    -12.84%     -4.78%       3.97%       47.64%
     High Income                                                               |
Fidelity VIP               1/28/87    5/1/93   -22.15%        1.45%      4.68% |    -22.15%      1.45%       4.57%       56.35%
     Overseas                                                                  |
INVESCO Dynamics           9/15/67    5/1/01       n/a          n/a    -20.06% |    -33.73%      8.84%      11.67%      201.44%
INVESCO Energy             1/19/84    5/1/01       n/a          n/a    -20.73% |    -17.86%      8.56%       8.27%      121.34%
INVESCO Financial          6/02/86    5/1/01       n/a          n/a     -3.92% |    -11.30%     12.09%      15.66%      328.53%
     Services                                                                  |
INVESCO Health             1/19/84    5/1/01       n/a          n/a      1.08% |    -15.77%     11.50%       8.62%      128.68%
     Sciences                                                                  |
INVESCO                    1/19/84    5/1/01       n/a          n/a    -29.44% |    -46.23%      6.52%      12.66%      229.26%
     Technology                                                                |
INVESCO                    8/01/94   7/27/01       n/a          n/a    -21.13% |    -54.77%      7.16%      10.81%      114.32%
     Telecommunications                                                        |
Janus Flexible             9/13/93    5/1/97     6.39%          n/a      6.06% |      6.39%      5.90%       6.79%       72.56%
     Income                                                                    |
Janus Worldwide            9/13/93    5/1/97   -23.41%          n/a      8.89% |    -23.41%      9.74%      14.30%      203.55%
     Growth                                                                    |
MFS (R) International      10/9/97   5/31/02       n/a          n/a        n/a |     -9.11%        n/a      13.08%       68.22%
     New Discovery                                                             |
MFS (R) Mid Cap Growth     12/1/93   5/31/02       n/a          n/a        n/a |     -0.21%     14.23%      14.51%      199.26%
MFS (R) Strategic Value     1/2/96   5/31/02       n/a          n/a        n/a |      0.61%        n/a      17.06%       81.78%
MFS (R) Value              3/17/98   5/31/02       n/a          n/a        n/a |     -8.95%     13.46%      14.64%      126.98%
PBHG Emerging              6/14/93    5/1/01       n/a          n/a    -19.53% |    -33.41%     -6.96%       7.81%       90.32%
     Growth                                                                    |
PBHG Growth II             5/01/97    5/1/97   -41.21%          n/a      1.63% |    -41.21%        n/a       1.63%        7.85%
PBHG Large Cap            12/31/96    5/1/01       n/a          n/a     -7.31% |     -2.64%     16.65%      16.63%      115.94%
     Value                                                                     |
PBHG Technology            5/01/97    5/1/97   -52.92%          n/a      3.94% |    -52.92%        n/a       3.94%       19.79%
     & Communications                                                          |
PIMCO High Yield Fund      1/16/95   5/31/02       n/a          n/a        n/a |      3.44%      3.77%       6.66%       56.25%

          Performance (excluding charges) for All Contracts (continued)



                                    Actual        Performance                  |              Actual/Hypothetical Performance
                                                                     Average   |                           Average
                                              Average    Average      Annual   |  Average    Average       Annual      Cumulative
                                              Annual      Annual    Return on  |   Annual     Annual      Return on    Return on
                                             Return on  Return on   Investment | Return on  Return on    Investment    Investment
                        Inception  Inception Investment Investment  for lesser | Investment Investment   for lesser    for lesser
                         Date of    Date of  for Year  for 5 Years  of 10 Years|  for Year  for 5 Years  of 10 Years  of 10 Years
      Investment          Mutual   Investment Ending      Ending     or Since  |   Ending     Ending     or Since      or Since
        Account            Fund     Account  12/31/2001 12/31/2001  Inception  | 12/31/2001 12/31/2001    Inception    Inception
-------------------------------------------------------------------------------|--------------------------------------------------
                                                                               |
                                                                               |
PIMCO Renaissance          8/31/98   5/31/02       n/a          n/a        n/a |     18.14%        n/a      25.46%      113.16%
     Fund                                                                      |
PIMCO Value Fund           8/21/97   5/31/02       n/a          n/a        n/a |     14.01%        n/a      12.52%       68.49%
SAFECO RST Equity          4/03/87    5/1/97   -10.51%          n/a      4.69% |    -10.51%      5.29%      11.39%      194.12%
SAFECO RST Growth          1/07/93    5/1/97    17.65%          n/a     12.36% |     17.65%     10.31%      17.95%      341.02%
     Opportunities                                                             |
State Street               8/27/92    5/1/93   -13.30%        8.95%     12.02% |    -13.30%      8.95%      11.99%      188.45%
     Equity 500                                                                |
     Index*                                                                    |
T ROWE PRICE               3/31/94   4/28/95     0.20%        9.45%     12.76% |      0.20%      9.45%      13.21%      162.00%
     Equity Income                                                             |
T.Rowe Price               1/28/90    5/1/01       n/a          n/a    -12.54% |    -21.66%      4.17%       8.26%      121.12%
     European Stock                                                            |
Vanguard Explorer         12/11/67    5/1/01       n/a          n/a      0.01% |     -0.72%     10.92%      11.56%      198.68%
Vanguard Short-           12/31/87    5/1/01       n/a          n/a      3.94% |      7.32%      5.27%       4.81%       59.90%
     Term Federal                                                              |

*See Condensed Financial Information section.



           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

     After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

     AUL conducts a conventional life insurance, reinsurance, and annuity business. At December 31, 2001, AUL had assets of $11,582,755,000 and equity of $934,662,000.

     The principal underwriter for the Contracts is AUL. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc., is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT

     AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific mutual fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other
Portfolios of the Funds or in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS


     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objective or objectives and policies. The shares of each mutual fund

Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically  reinvested  in such  Portfolio  at net asset  value,  unless  AUL
instructs    otherwise.    AUL   has   entered   into    agreements   with   the
Distributors/Advisors of A I M Advisors, Inc., American Century Investment Management, Inc., Ariel Capital Management, Inc., Calvert Asset Management Company, Fidelity Management & Research Company, Fred Alger Management, Inc., INVESCO Funds Group, Inc., Janus Capital Management LLC, MFS Investment Management(R), Pilgrim Baxter & Associates, Ltd., Pacific Investment Management Company LLC, PIMCO Equity Advisors, SAFECO Asset Management Company, State Street Bank & Trust Company, T. Rowe Price & Associates, Inc., and T. Rowe Price International, Inc. under which AUL has agreed to render certain services and to provide information about these funds to its Contractowners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of fund assets have been purchased to an annual service fee of forty-five basis points based on the average daily market value of shares owned by the separate account.

     The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

     A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.


ONEAMERICA FUNDS, INC. (formerly the AUL American Series Fund, Inc.)

ONEAMERICA ASSET DIRECTOR PORTFOLIO (formerly the AUL American Managed
 Portfolio)

     The investment objective of the OneAmerica Asset Director Portfolio is to provide a high total return consistent with prudent investment risk. The Portfolio attempts to achieve this objective through a fully managed investment policy utilizing publicly traded common stock, debt securities (including convertible debentures), and money market securities.

--------------------------------------------------------------------------------
PROPOSED SUBSTITUTION

     Shares of the Asset Director Portfolio will be substituted for shares of the Tactical Asset Allocation Portfolio if the SEC approves an Application for Substitution filed by AUL with the SEC. For further information about the substitution application, please read the description captioned "Proposed Substitution" which is found following the description of the "Tactical Asset Allocation Portfolio" on pages 27 and 28.
--------------------------------------------------------------------------------

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO (formerly the AUL American Bond
  Portfolio)

     The primary  investment  objective of the OneAmerica  Investment Grade Bond
Portfolio is to provide a high level of income consistent with prudent investment risk. As a secondary objective, the Portfolio seeks to provide capital appreciation to the extent consistent with the primary objective. The Portfolio attempts to achieve these objectives by investing primarily in corporate bonds and other debt securities.

ONEAMERICA MONEY MARKET PORTFOLIO (formerly the AUL American Money Market
  Portfolio)

     The investment objective of the OneAmerica Money Market Portfolio is to provide a high level of current income while preserving assets and maintaining liquidity and investment quality. The Portfolio attempts to achieve this objective by investing in short-term money market instruments that are of the highest quality.

ONEAMERICA VALUE PORTFOLIO (formerly the AUL American Equity Portfolio)

     The primary investment objective of the OneAmerica Value Portfolio is long-term capital appreciation. The Portfolio seeks current investment income as a secondary objective. The Portfolio attempts to achieve these objectives by investing primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects.

ONEAMERICA TACTICAL ASSET ALLOCATION PORTFOLIO (formerly the AUL American
  Tactical Asset Allocation Portfolio)

     The investment objective of the OneAmerica Tactical Asset Allocation Portfolio is preservation of capital and competitive investment returns. The Portfolio seeks to achieve its objective by investing primarily in stocks, United States Treasury bonds, notes and bills, and money market funds.

--------------------------------------------------------------------------------
PROPOSED  SUBSTITUTION

     On or about January 28, 2002, AUL, both on its own behalf and on behalf of certain of its Separate Accounts, filed an application with the SEC seeking an order approving the substitution of shares of the Asset Director Portfolio (formerly the Managed Portfolio) for shares of the Tactical Asset Allocation Portfolio and permitting them to carry out the substitution by redeeming securities issued by the Tactical Asset Allocation Portfolio in-kind and using the portfolio securities received from the Tactical Asset Allocation Portfolio to purchase shares issued by the Asset Director Portfolio. From the date of this prospectus to the date of the proposed substitution, Contract Owners and Participants may transfer assets from the Tactical Asset Allocation Portfolio (or from the Asset Director Portfolio following the substitution date) to another investment option available under their contract without the imposition of any fee, charge or restriction that might otherwise be imposed through a date at least thirty (30) days following the substitution date. To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions.

     If and when the SEC issues an order approving the proposed substitution and in-kind transactions, each Contract Owner and Participant affected by the substitution will be sent a written notice informing them that the substitution will be carried out, identifying the anticipated date of the substitution and informing them that Contract Owners and Participants may transfer assets from the Tactical Asset Allocation Portfolio (or from the Asset Director Portfolio following the substitution date) to another investment option available under their contract without the imposition of any fee, charge or restriction that might otherwise be imposed through a date at least thirty (30) days following the substitution date. There is no guarantee that the SEC will approve the proposed substitution. If the proposed substitution is carried out, shares of the Asset Director Portfolio will be substituted for the outstanding shares of the Tactical Asset Allocation Portfolio by redeeming securities issued by the Tactical Asset Allocation Portfolio in-kind and using the portfolio securities received from the Tactical Asset Allocation Portfolio to purchase shares issued by the Asset Director Portfolio. Thereafter, it is anticipated that OneAmerica Funds, Inc. will file Amended Articles of Incorporation with the State of Maryland, whereupon the Tactical Asset Allocation Portfolio would cease to be a portfolio of OneAmerica Funds, Inc.
--------------------------------------------------------------------------------

ONEAMERICA CONSERVATIVE INVESTOR PORTFOLIO (formerly the AUL American
  Conservative Investor Portfolio)

     The investment objective of the OneAmerica Conservative Investor Portfolio is high current income, with opportunities for capital appreciation. The Portfolio seeks this objective by investing in a strategically allocated portfolio consisting primarily of bond and money market instruments with the remainder of the Portfolio invested in equities. The Portfolio's emphasis on bonds and money market securities is intended to help provide gains through income accumulation and a measure of principal protection in the event that the stock market is in decline.

ONEAMERICA MODERATE INVESTOR PORTFOLIO (formerly the AUL American Moderate
  Investor Portfolio)

     The investment objective of the OneAmerica Moderate Investor Portfolio is a blend of capital appreciation and income. The Portfolio seeks this objective by investing in a strategically allocated portfolio of equities, bonds and money market instruments with a weighting that normally is slightly heavier in equities. The asset mix for this Portfolio is intended to provide long-term growth and some regular income, while helping to moderate losses in the event of stock market declines.


ONEAMERICA AGGRESSIVE INVESTOR PORTFOLIO (formerly the AUL American Aggressive
  Investor Portfolio)

     The investment objective of the OneAmerica Aggressive Investor Portfolio is long-term capital appreciation. The Portfolio seeks this objective by investing in a strategically allocated portfolio consisting primarily of equities. Current income is not a primary consideration. The asset mix for this Portfolio is intended to provide long-term growth, together with a small amount of income to help cushion the volatility of the equity securities.

--------------------------------------------------------------------------------
PROPOSED SUBSTITUTIONS

     On or about January 28, 2002, AUL, both on its own behalf and on behalf of the AUL American Unit Trust, filed an application with the SEC seeking an order approving the substitutions of securities issued by: (a) the American Century Strategic Allocation Conservative Fund for securities issued by AUL American Conservative Investor Portfolio (now known as the OneAmerica Conservative Investor Portfolio), (b) the American Century Strategic Allocation Moderate Fund for securities issued by AUL American Moderate Investor Portfolio (now known as the OneAmerica Moderate Investor Portfolio), and (c) the American Century Strategic Allocation Aggressive Fund for securities issued by AUL American Aggressive Investor Portfolio (now known as the OneAmerica Aggressive Investor Portfolio). From the date of this prospectus to the date of the proposed substitutions, Contract Owners and Participants may transfer assets from the LifeStyle Portfolios (or from the respective American Century Strategic Asset Allocation Fund following the substitution date) to another investment option available under their contract without the imposition of any fee, charge or restriction that might otherwise be imposed through a date at least thirty (30) days following the substitution date. To the extent required by law, approvals of such substitutions will also be obtained from the state insurance regulators in certain jurisdictions.

     If and when the SEC issues an order approving the proposed substitutions, each Contract Owner and Participant affected by the substitutions will be sent a written notice informing them that the substitutions will be carried out, identifying the anticipated date of the substitutions and informing them that Contract Owners and Participants may transfer assets from the LifeStyle Portfolios (or from the respective American Century Strategic Asset Allocation Fund following the substitution date) to another investment option available under their contract without the imposition of any fee, charge or restriction that might otherwise be imposed through a date at least thirty (30) days following the substitution date. There is no guarantee that the SEC will approve the proposed substitutions. If the proposed substitutions are carried out, all amounts allocated to each of the OneAmerica LifeStyle Portfolios will be invested in shares of the corresponding

American Century Strategic Asset Allocation Fund. Thereafter, it is anticipated that OneAmerica Funds, Inc. will file Amended Articles of Incorporation with the State of Maryland, whereupon the three LifeStyle Portfolios would cease to be portfolios of OneAmerica Funds, Inc.

--------------------------------------------------------------------------------


FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM BASIC VALUE FUND

AIM BASIC VALUE FUND

     The fund seeks long-term growth of capital by investing primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors.

     The fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news.

     Investing in mid-sized companies may involve greater risk not associated with investing in more established companies.

     The fund participates in the initial public offering (IPO) market, and a significant portion of the fund's returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that with a larger asset base the fund will continue to experience substantially similar performance by investing in IPOs.

     The fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

FOR ADDITIONAL INFORMATION CONCERNING AIM BASIC VALUE FUND, PLEASE SEE THE AIM BASIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM MID CAP EQUITY FUND

AIM MID CAP EQUITY FUND

     The fund seeks long-term capital growth by investing in medium-sized U.S. companies.

     The fund seeks growth by applying AIM's GARP discipline to the universe of medium-sized companies.

     Investing in small and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity.

     The fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

Note: The name of this Fund will become the AIM Mid Cap Core Equity Fund, effective July 1, 2002.

FOR ADDITIONAL INFORMATION CONCERNING AIM MID CAP EQUITY FUND, PLEASE SEE THE AIM MID CAP EQUITY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM SMALL CAP GROWTH FUND

AIM SMALL CAP GROWTH FUND

     The fund seeks long-term capital growth by investing in U.S. small-cap companies.

     The fund invests in stocks of emerging-growth companies that demonstrate earnings potential.

     Investing in micro and small companies may involve greater risks not associated with investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity.

     The fund participates in the initial public offering (IPO) market, and a significant portion of the fund's returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that with a larger asset base the fund will continue to experience substantially similar performance by investing in IPOs.

     The fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The fund may invest up to 35% of its total assets in below-investment-grade debt securities. Investments of this type are subject to a greater loss of principal and interest.

FOR ADDITIONAL INFORMATION CONCERNING AIM SMALL CAP GROWTH FUND, PLEASE SEE THE AIM SMALL CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



ALGER AMERICAN FUND

ALGER AMERICAN BALANCED PORTFOLIO

     The Alger American Balanced Portfolio seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest ratings categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth  Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

AMERICAN CENTURY EQUITY INCOME

     The American Century Equity Income Fund seeks to achieve its investment objective of providing current income by investing in stocks with a favorable income-paying history that have prospects for income payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. securities.

     The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

AMERICAN CENTURY SMALL CAP VALUE

     The American Century Small Cap Value Fund seeks to achieve its investment objective of long-term capital growth by investing primarily in equity securities of companies with smaller market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but may also present greater risks.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY MUTUAL FUNDS, INC.

AMERICAN CENTURY SELECT

     The American Century Select Portfolio seeks capital growth by investing in equity securities, primarily common stocks of companies that have, in the opinion of the investment manager, better than average potential for appreciation. The Select Portfolio generally invests in securities of larger companies, although it may purchase companies of any size. The Portfolio attempts to stay fully invested, regardless of the movement of stock prices generally.

AMERICAN CENTURY ULTRA

     The Ultra Portfolio seeks capital growth by investing in equity securities, primarily common stock of companies that have, in the opinion of the investment manager, better than average potential for appreciation. The Ultra Portfolio generally invests in securities of larger companies, although it may purchase companies of any size. The Portfolio attempts to stay fully invested, regardless of the movement of stock prices generally.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY MUTUAL FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

AMERICAN CENTURY INCOME & GROWTH

     The American Century Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective. The fund employs a quantitative management approach, selecting primarily from the 1,500 largest publicly traded companies in the United States, with the goal of producing a total return that exceeds its benchmark, the S&P 500, without taking on significant additional risk.

     The fund's management team also targets a dividend yield that is higher than the yield of the S&P 500.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

AMERICAN CENTURY STRATEGIC ALLOCATION:  AGGRESSIVE FUND

     Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

AMERICAN CENTURY STRATEGIC ALLOCATION:  CONSERVATIVE FUND

     Strategic  Allocation:   Conservative  seeks  regular  income  through  its
emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

AMERICAN CENTURY STRATEGIC ALLOCATION:  MODERATE FUND

     Strategic Allocation: Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY VP CAPITAL APPRECIATION

     The American Century VP Capital Appreciation Portfolio seeks capital growth by investing primarily in common stocks and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of prices generally.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

AMERICAN CENTURY INTERNATIONAL GROWTH

     The American Century International Growth Portfolio seeks capital growth by investing primarily in securities of foreign companies that have, in the opinion of the Fund's investment manager, potential for appreciation. The Portfolio attempts to stay fully invested in such securities, regardless of the movement of prices generally. International investing involves special risks, such as political instability and currency fluctuations.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ARIEL MUTUAL FUNDS, INC.

ARIEL APPRECIATION FUND

     Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued firms with growth potential. This fund seeks out issuers that provide quality products or services. To capture anticipated growth, the Fund will hold investments for a relatively long period - usually three to five years. The Fund primarily invests in small and midsize companies with market capitalizations from $1 billion to $10 billion, with an emphasis on medium capitalization (mid-cap) stocks.

ARIEL FUND

     Ariel fund seeks long-term capital appreciation by investing in undervalued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The fund primarily invests in companies with market capitalizations under $2 billion with an emphasis on smaller capitalization (small-cap) stocks.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT INCOME FUND

CALVERT INCOME FUND

     Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income-producing securities.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT NEW VISION SMALL CAP FUND

CALVERT NEW VISION SMALL CAP FUND

     Calvert New Visions Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in small cap stocks (currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment) that meet the Fund's investment and social criteria.

FOR ADDITIONAL  INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS

PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT SOCIAL INVESTMENT FUND

CALVERT SOCIAL INVESTMENT EQUITY

     Calvert Social Investment Fund Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MID CAP GROWTH

     The  Calvert  Social Mid Cap  Growth  Portfolio  is a socially  responsible growth Portfolio that seeks long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments are selected on the basis of their ability to contribute to the dual objectives of their financial soundness and social criteria. Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, the Advisor believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES INC. AND THE CALVERT SOCIAL MID CAP GROWTH PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


FIDELITY VIP ASSET MANAGER PORTFOLIO

     The Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments. FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

     The Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

     The Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. Fidelity Management & Research Company (FMR) normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Advisor may also invest in securities of foreign issuers in addition to securities of domestic issuers.

FIDELITY VIP GROWTH PORTFOLIO

     The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. FMR invests the fund's assets in companies that it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FIDELITY VIP HIGH INCOME PORTFOLIO

     The Fidelity VIP High Income Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganization or financial restructurings.

FIDELITY VIP OVERSEAS PORTFOLIO

     The Fidelity VIP Overseas Portfolio seeks long-term growth of capital. FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in stocks. FMR normally diversifies the fund's investments across different countries and regions.

In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



INVESCO DYNAMICS FUND, INC.

INVESCO DYNAMICS

     The Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

FOR ADDITIONAL INFORMATION CONCERNING INVESCO DYNAMICS FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE INVESCO DYNAMICS FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


INVESCO SECTOR FUNDS, INC.

INVESCO ENERGY FUND

     The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas, pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies and innovative energy technology companies. These businesses may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.
     Generally, INVESCO prefers to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/ production companies, and natural gas companies.

INVESCO FINANCIAL SERVICES FUND

     The Financial Services seeks capital appreciation. The Portfolio invests normally at least 80% of its assets in the equity securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive.

INVESCO HEALTH SCIENCES FUND

     The Health Sciences seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

INVESCO TECHNOLOGY FUND

     The Technology Fund seeks capital growth and normally invests at least 80% of its assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunication equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Fund's investments are diversified across the technology sector, the Fund' investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund shares may rise or fall rapidly.

INVESCO TELECOMMUNICATIONS FUND

     The Telecommunications Fund seeks capital appreciation. The Portfolio normally invests at least 65% (80% effective July 31, 2002) of its assets in the equity securities of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access. Normally, the Portfolio will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the holdings.

FOR ADDITIONAL INFORMATION CONCERNING INVESCO SECTOR FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE INVESCO SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

JANUS FLEXIBLE INCOME PORTFOLIO

     The Janus Flexible Income Portfolio is a diversified portfolio that seeks to maximize total return from a combination of income and capital appreciation by investing primarily in income-producing securities. This Portfolio may have substantial holdings of lower rated debt securities or "junk" bonds.

JANUS WORLDWIDE GROWTH PORTFOLIO

     The Janus Worldwide Growth Portfolio is a diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

FOR  ADDITIONAL   INFORMATION   CONCERNING  JANUS  ASPEN  SERIES  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R) INTERNATIONAL NEW DISCOVERY FUND

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

     The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging market) issuers. The fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are early in their life cycle but have the potential to become major enterprises. The fund's investments may also include securities issued in initial public offerings and securities traded in the over-the-counter markets.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) MID CAP GROWTH FUND

MFS(R) MID CAP GROWTH FUND

     The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes have above-average growth potential.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) STRATEGIC VALUE FUND

MFS(R) STRATEGIC VALUE FUND

     The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) VALUE FUND

MFS(R) VALUE FUND

     The fund invests, under normal market conditions, at least 65% of its total assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the fund may invest in companies of any size, the fund generally focuses on undervalued companies with large market capitalizations. The fund may invest in foreign securities through which it may have exposure to foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




PBHG FUNDS, INC.

PBHG EMERGING GROWTH PORTFOLIO

     The investment objective of the PBHG Emerging Growth Fund is long-term growth of capital. The Fund will normally invest in growth securities of small-sized companies that generally market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. The Adviser expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase The size of the companies in the Russell 2000(R) Growth Index and those in which the Adviser intends to focus the Fund's investments will change with market conditions and the composition of the index. The growth securities in the Fund are primarily common stocks that the Adviser believes have historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. The PBHG Emerging Growth Fund is managed by Erin A. Piner, who is responsible for managing other small-cap institutional accounts and the PBHG Limited Fund.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG EMERGING GROWTH FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG EMERGING GROWTH FUND, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG LARGE CAP VALUE PORTFOLIO

     The primary objective of the PBHG Large Cap Value Fund is long-term growth of capital and income. Current income is a secondary objective. The Fund will normally invest in value securities of companies with market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investments. The Adviser and Sub-Adviser expect to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which the Adviser and Sub-Adviser intend to focus the Fund's investments will change with market conditions and the composition of the index. The value securities in the Fund are primarily common stocks that the Adviser and Sub-Adviser believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Fund is managed by Raymond J. McCaffrey, CFA, who also manages other large cap institutional accounts and the PBHG Select Value Portfolio of PBHG Insurance Series Fund.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING PBHG FUNDS, INC., PLEASE CALL (800) 433-0051 OR WRITE THE PBHG FUNDS, INC. FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO


     The investment objective of the PBHG Growth II Portfolio is capital appreciation. The Portfolio will normally invest in small and medium sized companies with market capitalizations similar to the market capitalizations of the companies in the Russell Midcap (R) Growth Index at the time of the Portfolio's investments. The Adviser expects to focus primarily on those growth securities whose market capitalizations or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Russell Midcap (R) Growth Index and those which the Adviser intend to focus the Fund's investments will change with market conditions and the composition of the index. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have strong business momentum, earnings growth and capital appreciation potential. The PBHG Growth II Portfolio is managed by a team of investment professionals led by Gary L. Pilgrim, CFA. Mr. Pilgrim is also responsible for managing other mid-cap institutional accounts and the PBHG Growth Fund and PBHG New Opportunities Fund of PBHG Funds.



PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


     The primary objective of the PBHG Technology & Communications Portfolio is long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio will normally invest in common stocks of companies doing business in the technology and communications sector of the market. The Portfolio will invest 25% or more of its total assets in the groups of industries within this sector, which may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval and biotechnology industries. The Portfolio is managed by a team of investment professionals led by Michael Ma, who also manages the PBHG Technology & Communications Fund and PBHG Global Technology & Communications Portfolio of PBHG Funds.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PACIFIC INVESTMENT MANAGEMENT SERIES

PIMCO HIGH YIELD FUND

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENT MANAGEMENT SERIES AND ITS PORTFOLIO, PLEASE SEE THE PACIFIC INVESTMENT MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIMCO MULTI-MANAGER SERIES

PIMCO RENAISSANCE FUND

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

PIMCO VALUE FUND

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIMCO MULTI-MANAGER SERIES AND ITS PORTFOLIOS, PLEASE SEE THE PIMCO MULTI-MANAGER SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


SAFECO RESOURCE SERIES TRUST

SAFECO RST EQUITY PORTFOLIO

     The RST Equity Portfolio has as its investment objective to seek long-term capital and reasonable current income. The RST Equity Portfolio typically invests in common stocks of large established companies that are proven performers.


SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO

     The RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital. The RST Growth Opportunities Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND



     The investment objective of the State Street Equity 500 Index Fund (the "Fund") is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole.



FOR ADDITIONAL INFORMATION CONCERNING STATE STREET INSTITUTIONAL INVESTMENT TRUST AND THE STATE STREET EQUITY 500 INDEX FUND, PLEASE SEE THE STATE STREET INSTITUTIONAL INVESTMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

     The T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term capital appreciation through investments in common stocks of established companies.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE EUROPEAN STOCK FUND

     The T. Rowe Price European Stock Fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. T. Rowe Price International also seeks to take advantage of opportunities arising from such trends as privatization, and the reduction of trade barriers, progress toward economic and monetary union, and the potential growth of the emerging economies of Eastern Europe. As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD EXPLORER FUND, INC.

VANGUARD EXPLORER FUND



     The Vanguard Explorer Fund seeks to provide long-term capital growth. The Fund invests mainly in the stocks of small companies (which, at the time of purchase, typically have a market value of less than $2 billion). These companies tend to be unseasoned but are considered by the Fund's advisors to have superior growth potential. These companies often provide little or no dividend income.



FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD FIXED INCOME SECURITIES FUNDS

VANGUARD SHORT-TERM FEDERAL FUND

     The Vanguard Short-Term Federal Fund seeks a high level of interest income. The fund invests primarily in short-term securities issued by U.S. government agencies. These securities may not be backed by the full faith and credit of the U.S government. The fund also may invest in U.S. Treasury securities and in repurchase agreements backed by U.S. Treasury or federal agency securities. To reduce fluctuations in its share price, the fund will maintain an average maturity of 2 to 3 years.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.


                                 THE CONTRACTS

GENERAL


     The Contracts are offered for use in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401,
(3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under Section 408, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Some Contracts may also be made available to plans that do not qualify for favorable tax treatment, such as unfunded deferred compensation plans for highly compensated employees, which may be referred to as non-qualified 457 Plans.


     A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. The Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. AUL will issue to the Owner for delivery to each Participant (or may deliver directly to each Participant) a Certificate that evidences the Participant's participation in the Contract. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period.


     The Owner of the Contract is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a 403(b) Program may request a withdrawal directly from AUL. While the Owner generally is responsible for transmitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.



        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS



     Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under the Plan. In Single Contribution Contracts, the minimum contribution for each Participant is $5,000. AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.


     Annual contributions under any of the Plans are subject to maximum limits imposed by the Internal Revenue Code. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

TEN-DAY FREE LOOK


     Under 403(b) and 408 Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If a particular state requires a longer free look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded.



INITIAL AND SINGLE CONTRIBUTIONS

     Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed annuity enrollment form for the Participant that contains all the information necessary for opening the Participant's Account. The enrollment form will be provided by AUL. If AUL does not receive a complete enrollment form for a Participant, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five Business Days. However, if the Contract so allows and if consent is received, AUL may retain the contribution until the earliest of: the time the enrollment form for the Participant is made complete, or 25 days after receipt at AUL's Home Office.


ALLOCATION OF CONTRIBUTIONS

     Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the Fixed Account as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated on an investment allocation form at the time the annuity enrollment form is completed, and the completed allocation form should accompany the enrollment form to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account or to AUL's General Account. Allocation will be made to AUL's General Account only if the Money Market Investment Option is not available under a particular Contract. A Participant's Account Value that has been initially allocated to the Money Market Investment Account or to AUL's General Account may be transferred to other available investment options upon receipt by AUL at its Home Office of written instructions requesting the transfer. Allocation to any Investment Account or the Fixed Account must be made in 1% increments or in increments permitted by AUL. Neither the Fixed Account nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.


     Any change in allocation instructions will be effective upon receipt by AUL at its Home Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

     When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the Fixed Account (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office at such time as AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.

     Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Contractholder. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Contractholder's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Contractholder which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Contractholder's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge not to exceed $1,000 on Contractholders who do not elect to use ACH or other electronic payment methods.

TRANSFERS OF ACCOUNT VALUE

     All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the Fixed Account (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office. Transfers may be made by telephone if a Telephone Authorization Form has been properly completed and received by AUL at its Home Office.


     A Participant may transfer part or all of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to the restriction that if a Participant's Fixed Account Value is $2,500 or more, then amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's Fixed Account Value as of the beginning of that Contract Year. Transfers may also be subject to other limitations provided in a Plan document and in the Contract. The 20% restriction on transfers during any given Contract Year from the Fixed Account to an Investment Account shall not apply to Employer Sponsored 403(b) Programs, Employee Benefit Plans, Employee Benefit

Plans in a combined Contract for an Employee Benefit Plan and Employer Sponsored 403(b) Plan, 408 SEP or SIMPLE IRA Contracts or 457 Programs if: (1) the Owner (or Plan Sponsor) selects the Fixed Interest Account as an Investment Option to Participants under the Contract; (2) the Owner (or Plan Sponsor) does not select the OneAmerica Money Market Investment Account as an available Investment Option to Participants under the Contract, and (3) following a transfer from the Fixed Account to the Variable Account by a Participant, a transfer back to the Fixed Account shall be allowed only after 90 days have elapsed since the last previous transfer from the Fixed Account.


     Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers.

     Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Home Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account was initially set at one dollar ($1) when operations commenced. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus


     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).


   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.


DOLLAR COST AVERAGING PROGRAM

     Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.


     For example, assume that a Contract Owner or Participant requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following Table illustrates the effect of dollar cost averaging over a six month period.

                  Transfer                  Unit              Units
        Month      Amount                   Value            Purchased
        -----     --------                  -----            ---------
         1        $1,000                    $20               50
         2        $1,000                    $25               40
         3        $1,000                    $30               33.333
         4        $1,000                    $40               25
         5        $1,000                    $35               28.571
         6        $1,000                    $30               33.333


     The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.


     Under a DCA Program, the owner deposits premiums into the OneAmerica Money Market Investment Account ("MMIA") or the Fixed Account (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the Fixed Account to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the Fixed Account, until the time a transfer would exceed the 20% limitation on transfers from the Fixed Account, if a particular Contract contains the 20% restriction.

     Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the Fixed Account and to the MMIA are not permitted under the Dollar Cost Averaging Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the Dollar Cost Averaging Program to Contract Owners and Participants at no charge, and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.


     Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the Money Market Investment Account or in the Fixed Account is required.

                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


     During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a Participant's Account may be surrendered or a withdrawal may be taken from a Participant's Account Value. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.

     A surrender of a Participant's Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Home Office, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

     In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. However, if after the withdrawal, the amount or value of the Investment Account would be less than $500, then the request will be treated as a request for a withdrawal of the entire Account Value of the Investment Account. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $500 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.

     A surrender or a withdrawal may result in the deduction of a withdrawal charge and market value adjustment. See "Withdrawal Charge" and "The Fixed Account."


     In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408 and 457 PROGRAMS

     A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 Program but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts with reduced withdrawal charges due to the benefit responsive features of the Contracts.


     Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. Depending on the Contract, some Recurring Contribution Contracts will incur withdrawal charges during the first ten Account Years, the first seven years, or the first five years (depending on the Contract), excluding the 10% allowable amount each Contract Year (if the Contract permits the 10% allowable amount). If the Contract so permits, Systematic withdrawals of up to 10% of (a) the total of all contributions made during the year that the withdrawal is being made, plus (b) the Participant's Account Value at the beginning of the Contract Year may begin in the year the Participant's Account is established. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. See "Withdrawal Charge." In addition, receipt of the cash withdrawals may result in the receipt of taxable income to the Participant. See "Federal Tax Matters." No withdrawal charges are applied to "benefit responsive" Contracts for payment of retirement, death, disability, most terminations of employment (as described below), hardship, loan, age 70 1/2 required minimum distribution benefits or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). For certain other Contracts known as "modified benefit responsive" Contracts, withdrawal charges are not imposed for cash lump-sum payments of death benefits. For Modified Benefit Responsive Contracts, withdrawal charges also are not imposed for cash lump-sum payments provided the Participant has (1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62, and is receiving benefits for retirement, disability, most terminations of employment (as described below), hardships, loans, or required minimum distribution benefits pursuant to Internal Revenue Code Section 401(a)(9) and Regulations issued thereunder, or for benefits upon attainment of age 59 1/2 (provided that such benefit upon attainment of age 59 1/2 is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium).

     However, even in benefit responsive or modified benefit responsive Contracts, withdrawal charges (and a market value adjustment in an Employee Benefit Plan Contract) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day on the Contract Year.


CONSTRAINTS ON WITHDRAWALS

GENERAL

     Since the Contracts offered by this Prospectus will be issued in connection with retirement plans that meet the requirements of Section 401, Section 403(b),
Section 408, or Section 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A surrender or withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) PROGRAMS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section   403(b)   requires   that   distributions   from  Section   403(b)
tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

     A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. A Participant's Account Withdrawal in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

     AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.

     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of surrender or withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.



     The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 Programs, 457 Programs, and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans and Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the Fixed Account, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to the OneAmerica Money Market Investment Account. In the case of a 457 Program, the Owner of the Contract shall be the Beneficiary. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract Anniversary immediately preceding the date of the Participant's death (increased by any contributions made for the Participant since the last Contract Anniversary and reduced proportionately to reflect any withdrawals for the Participant since the last Contract Anniversary). Prior to the first Contract Anniversary, the Guaranteed Minimum
Death Benefit equals the contributions made for a Participant less any withdrawals and loans. On each Contract Anniversary prior to, or concurrent with, the Participant's date of death, the Guaranteed Minimum Death Benefit is reset, based on the age of the Participant on his or her last birthday, as follows: for Participants less than 81 years of age, the GMDB is the greater of
(1) the  Participant's  Account Value as of the current Contract  Anniversary or
(2) the GMDB as of the most recent Contract Anniversary plus any contributions made for the Participant since the preceding Contract Anniversary and reduced proportionately by any withdrawals (and, in some Contracts, loans) for the Participant since the most recent Contract Anniversary. For Participants who have reached their 81st birthday, the GMDB is equal to the GMDB as of the preceding Contract Anniversary, increased by contributions made for the Participant since the preceding Contract Anniversary and reduced proportionately by any withdrawals (and, in some Contracts, loans) for the Participant since the most recent Contract Anniversary. As of the Participant's death, the GMDB ceases to increase or decrease in value.

     The death benefit (or the Guaranteed Minimum Death Benefit if the Contract so provides) will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER


     An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Termination shall be effective as of the end of the Valuation Date that the notice is received by AUL at its Home Office. Proper notice of termination must include an election of the method of payment or payments from AUL, an indication of the person or persons to whom payment is to be made, and the Owner's agreement (and the Plan Sponsor's agreement, if the Contract is issued in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program) that AUL shall not be held responsible for any losses or claims that may arise against AUL in connection with making a payment or payments upon termination, if such provision is not prohibited by the Contract or a Contract amendment.


     Upon termination of such a Contract used in connection with an Employee Benefit Plan, a 457 Program, or Employee Benefit Plan contributions in a combined Contract for an Employee Benefit Plan and Employer Sponsored 403(b) Plan, the Owner (and the Plan Sponsor, if the Contract is issued in connection with an Employee Benefit Plan) may elect from two payment options. Under one option, AUL will pay an amount equal to the aggregate Withdrawal Values of all of the Participant Accounts under the Contract determined as of the end of the Valuation Date that the termination is effective, minus any applicable Investment Liquidation Charge ("ILC") or plus or minus any Market Value Adjustment ("MVA") depending on the Contract. The ILC or MVA applies only to Participants' Fixed Account Values under these Contracts. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the Withdrawal Value derived from the Fixed Account of each Participant under a Contract. In some Contracts, the ILC percentage is determined by the following formula: 6(x - y), where "x" is the Current Rate of interest, as described under "Interest," being credited by AUL to new Contributions allocated to the Fixed Account as of the effective date of termination, and "y" is the average rate of interest being credited by AUL to various portions of a Participant's Fixed Account Value as of the effective date of termination. In some Contracts, the MVA percentage is determined by the following formula: When "x" is greater than "y", the MVA percentage is 5(x-y), and is deducted from the amount paid. When "y" is greater than "x", the MVA percentage is 4(y-x), and is added to the amount paid. Payment under this option shall be made as described under "Payments from the Variable Account," except that payment of amounts attributable to the Fixed Account may be delayed for up to six months after the effective date of termination.

     Under the second payment option for a 457 Program Contract, AUL will pay an amount equal to the aggregate Withdrawal Values derived from the Variable Account of all Participants under the Contract determined as of the end of the Valuation Date on which termination is effective. Payment of this amount shall be made as described under "Payments from the Variable Account." AUL will also pay an amount equal to the aggregate Withdrawal Values derived from the Fixed Account of all Participants under the Contract as of the Contract Anniversary immediately succeeding the effective date of termination. This amount shall be payable in six approximately equal annual installments, the first of which shall be paid on the Contract Anniversary immediately succeeding the effective date of termination. As of this date, AUL shall have the right to refuse to accept further contributions and shall cease to maintain individual Participant Accounts, and amounts remaining under the Contract after each annual installment shall be paid interest by AUL at an annual effective rate that shall be equal to the lesser of (a) the weighted average of each of the various Current Rates of interest being credited to amounts held in the Fixed Account under the Contract determined as of the Contract Anniversary immediately succeeding the effective date of termination, or (b) the interest rate for U.S. Government Security Treasury Constant Maturity for three years (as set forth in the Federal Reserve Statistical Releases), as determined on the Business Day coincident with or next following the Contract Anniversary immediately succeeding the effective date of termination. Interest earned during the Contract Year following payment of any annual installment shall be paid by AUL on the next succeeding Contract Anniversary.

     Under the second payment option for an Employee Benefit Plan Contract, or for the Employee Benefit Plan contributions in a combined Contract for an Employee Benefit Plan and Employer Sponsored 403(b) Plan, AUL will pay an amount equal to the aggregate Withdrawal Values derived from the Variable Account of all Participants under the Contract determined as of the end of the Valuation Date on which termination is effective. Payment shall be made as described under "Payments from the Variable Account." AUL will also pay amounts derived from the Fixed Account in six approximately equal annual installments over five years. Until all funds have been paid by AUL, either the interest rate determined under the previous paragraph or the average Current Rates of interest, as determined by AUL on the first installment payment date, less 1% (depending on the Contract), will be credited to the remaining Withdrawal Values. Interest shall be paid with each installment payment.

     Upon termination of a Contract used in connection with an Employer Sponsored 403(b) Program or a combined Contract for an Employee Benefit Plan and Employer Sponsored 403(b) Plan, AUL shall have the right to refuse to accept further contributions. Upon such a termination, amounts attributable to Employer Sponsored 403(b) contributions will be paid by AUL as described in the prior paragraph.

     In some Contracts issued prior to 1999 which fund an Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Contractholder may terminate the Contract and elect to receive the sum of (1) and (2) as follows:

(1) Contract funds held within AUL's Variable Account may be received pursuant to the existing contract termination provisions of the Contract.

(2) Solely as to Contract funds held within AUL's General Account, within 90 days of written notice by the Contractholder to AUL, the Contractholder may terminate the Contract and elect to receive, without penalty as defined by law, either:

     (a) a lump-sum equal to the aggregate General Account Withdrawal Value of all Participant Accounts, plus or minus a "Market Value Adjustment" ("MVA"), to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

     (b) the aggregate General Account Account Value of all Participant Accounts (all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities) in 11 approximately equal annual installments over a 10-year period (without application of the General Account withdrawal charge or an MVA). Interest will be computed at an annual rate which is no less than the average annual interest rate credited to all AUL General Account amounts under the Contract on the Contract termination effective date, less 1%.

Similar provisions (without the application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans. Further details regarding options (a) and (b) and their applicability to a given Contract may be found in a Supplement to that Contract.

TERMINATION BY AUL

     AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with an Employee Benefit Plan, a 457 Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six months from the date that AUL gives such notice, provided that any contributions made during the six month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.

     Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination. Payment of this amount will be made within seven days from such effective date of termination.

     AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT


     Payment of an amount from the Variable Account resulting from a surrender, cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account" and "Termination by the Owner."


                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states and municipalities impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change by such governmental entities.

WITHDRAWAL CHARGE


     No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made, a Participant's Account is surrendered, or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL if the Participant's Account has not been in existence for a certain period of time. For some Recurring Contribution Contracts, for the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 457 Programs have withdrawal charges lower than those shown below, but these Contracts do not contain provisions allowing the 10% free-out since they are benefit-responsive in nature.


The chart below illustrates the amount of the withdrawal charge that applies to the different types of Contracts based on the number of years that the Account has been in existence.


                             Charges on Withdrawal*
                             ---------------------

                                                                                          11 or
Account Year                    1     2     3     4     5     6     7     8     9     10   more
------------                    -     -     -     -     -     -     -     -     -     --   ----

Recurring
 Contribution
 Contracts                      8%    8%    8%    8%    8%    4%    4%    4%    4%    4%    0%

Recurring
 Contribution
 Benefit Responsive
 Contracts with a Guaranteed
 Minimum Death Benefit          7%    6%    5%    4%    3%    2%    1%    0%    0%    0%    0%



Recurring
 Contribution
 Benefit Responsive
 Contracts without a
 Guaranteed Minimum
 Death Benefit                  5%    4%    3%    2%    1%    0%    0%    0%    0%    0%    0%



Single
 Contribution
 Contracts                      6%    5%    4%    3%    2%    1%    0%    0%    0%    0%    0%


*(on amounts exceeding the 10% allowable amount in Contracts containing a 10% free-out provision)




     Withdrawal charges are not imposed for many benefits provided under "benefit responsive" Contracts. A "benefit responsive" Contract can be distinguished from a Contract that is not "benefit responsive" by the contractual condition that under a "benefit responsive" Contract, withdrawal charges are not imposed for payment of retirement, death, disability, most terminations of employment, hardship, loan, age 70 1/2 required minimum distribution benefits, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Under certain circumstances, withdrawal charges are also not imposed under "modified benefit responsive" Contracts. A "modified benefit responsive" Contract can be distinguished from a Contract that is not "modified benefit responsive"  by  the  contractual  condition  that  under  a  "modified  benefit responsive" Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62 for Plan benefits due to retirement, disability, most terminations of employment, hardships, loans, or required minimum distribution benefits pursuant to Internal Revenue Code Section 401(a)(9) and Regulations issued thereunder, or for benefits upon attainment of age 59 1/2 (provided that such benefit upon attainment of age 59 1/2 is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium).

     However, even in benefit responsive or modified benefit responsive Contracts, withdrawal charges (and a market value adjustment in an Employee Benefit Plan Contract) will be applied to any withdrawal to pay a Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day on the Contract Year.


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5% of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5% of the contributions made by or on behalf of a Participant.

MORTALITY AND EXPENSE RISK CHARGE

     AUL deducts a daily charge from the assets of each Investment Account for mortality and expense risks assumed by AUL. The charge is equal to an annual rate of 1.25% of the average daily net assets of each Investment Account. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The 1.25% charge was originally based on estimates of .40% for expense risk and ..85% for mortality risk.

     The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


VARIABLE INVESTMENT PLUS OPTION


     Certain Contracts, such as Employer Sponsored 403(b) Contracts, 408 Programs, 457 Contracts, and Combination Contracts used in connection with an Employee Benefit Plan and Employer Sponsored 403(b) contributions may, at the option of the Owner, receive a portion of the Mortality and Expense Risk Charge in the form of Accumulation Units credited to Participant Accounts. If this Option is elected by the Owner, and if the total amount of assets invested in variable investment options meets certain underwriting minimums, then the Plus Factor used to credit units on an annual basis will be as follows:




                  Month End Aggregate                            Annual                       Monthly
                  Participant Variable                           Plus                         Equivalent of
                  Investment Assets                              Factor                       Plus Factor
                  ---------------------                          -------                      -------------
                  First   $750,000                               0.00%                         0.00000%
                  Next    $750,000                               0.00%                         0.00000%
                  Next  $1,000,000                               0.50%                         0.04157%
                  Next  $2,500,000                               0.65%                         0.05401%
                  Next  $5,000,000                               0.75%                         0.06229%
                  Over $10,000,000                               0.85%                         0.07056%


     Under this Option, the appropriate Plus Factor for aggregate Participant Variable Investment Assets of less than $1,500,000 is 0%. Therefore, if the aggregate Participant Variable Investment Assets were $2,500,000 at the end of a particular month, an annual Plus Factor of 0% would be applied to the first $1,500,000 received. For that particular month, a monthly Plus Factor of .04157% would be applied to the next $1,000,000 and the ratio of $415.70/$2,500,000 or
0.0001663 would be multiplied by each Participant's month-end Variable Account Value for each Variable Investment Option and the resulting amount for each Variable Investment Option would be applied by AUL to purchase Accumulation Units in each Variable Investment Option for that Participant under the Contract. Units will be credited to Participant Accounts on a monthly basis and purchased at the Accumulation Unit Value next computed following the calculation of the appropriate Factor. Accumulation Units purchased will be reported to Participants as Earnings.


     Under different Contracts for Employer Sponsored 403(b) and 457 Programs, the VIP Option may require different minimum contributions during the first Contract Year and for subsequent years. As an example, some Contracts will only require a minimum of $40,000 in contributions during the first Contract Year and $40,000 in ongoing subsequent contributions. Up to 10% of any assets transferred into a Contract of this type may qualify to meet the required first year contribution minimum. For larger Contracts, a minimum requirement of $1,000,000 in first year contributions and $75,000 contributions in subsequent years is required. In this instance, 100% of any assets transferred into a Contract together with three times the anticipated subsequent annual contributions may qualify to meet the required first year contribution minimum. Various Contractholder fees may be required under these Contracts including Installation Fees, Annual Administrative Fees, Form 5500 Reporting Assistance Fees, and a fee for not using electronic means for Participant contributions. The amount of the VIP Factor for different options will vary, based on the amount of the contributions (both first year and for subsequent years), the scale of the Withdrawal Charge under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Generally, if a Contract has a lower Withdrawal Charge scale, the amount of the VIP Factor will be lower than for Contracts with a higher Withdrawal Charge scale.


     AUL reserves the right at any time to change the aggregate investment amounts, the Plus Factor and the underwriting minimums.

ADMINISTRATIVE CHARGE


     Under both Recurring and Single Contribution Contracts, AUL deducts an administrative charge from each Participant's Account equal to the lesser of 0.5% of the Participant's Account Value or $7.50 per quarter if the account exists on the quarterly Contract Anniversary. For some Contracts, the administrative charge may be only $3.00 per quarter and for some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract Anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Account. An administrative charge will not be imposed on certain Recurring or Single Contribution Contracts if the value of a Participant's Account is equal to or more than $25,000 on the quarterly Contract Anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


     The Administrative charge may, at the Employer's option, be billed directly to and paid directly by, the Employer in lieu of being deducted from a Participant's Account under Employer Sponsored 403(b) Contracts or under combined Contracts containing an Employee Benefit Plan and Employer Sponsored 403(b) contributions, or the charge may be paid on any other basis mutually agreed upon by the Employer and AUL. AUL does not expect to profit from this charge.

ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Charge for Non-Electronic Transfers: AUL may charge a service fee of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(3) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(4) Investment Advice Provider Fee: AUL may bill the Owner for an Investment Advice Provider Fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. Alternatively, AUL may assess an Investment Advice Provider Fee directly against the Account of each Participant who utilizes the investment advice provider's services if permitted by applicable law, regulations, or rulings. The entire fee collected by AUL will be forwarded to the investment advice provider and no portion of this Fee will be retained by AUL.

(5) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.



OTHER CHARGES

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts if not paid by the Owner in a timely manner. An Investment Liquidation Charge or a Market Value Adjustment charge, which applies only to Participants' Fixed Account Values under a Contract, may be imposed upon termination by an Owner of a Contract acquired in connection with an Employee Benefit Plan or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Account."

VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the mortality and expense risk charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the mortality and expense risk charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

     AUL guarantees that the mortality and expense risk charge shall not increase. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.


EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                                 ANNUITY PERIOD

GENERAL

     On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an annuity under one of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

     Generally, the Contracts provide for five annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate of 2%, compounded annually. If no Annuity Option has been selected for a Participant, annuity payments will be made to the Annuitant under an automatic option. For 403(b) (other than Employer Sponsored 403(b) Programs) and 457 Programs, the automatic option shall be an annuity payable during the lifetime of the Annuitant with payments certain for 120 months. For an Employee Benefit Plan or Employer Sponsored 403(b) Program, the automatic option shall be an annuity payable during the lifetime of the Annuitant with payments certain for 120 months or, for a married Annuitant, a Survivorship Annuity as described in Option 3 below. For 408 Programs, the automatic option for unmarried Participants shall be a 10 Year Certain and Life Annuity; for married Participants, the automatic option shall be a 50% Survivorship Annuity. For "benefit responsive" Employer Sponsored 403(b) Contracts, and for an Employee Benefit Plan combined with an Employer Sponsored 403(b) Contract, there is no automatic annuity option.

     Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

     Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.


     A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office at least 30 days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to 30 days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the Fixed Interest Account if it is available as an Investment Option, or to the OneAmerica Money Market Investment Account if the Fixed Interest Account is not available under the Contract. The Participant's Account Value will remain in the Fixed Interest Account or the Money Market Account (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.



ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50%, 66 2/3%, or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

     An election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date.

OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

     An annuity payable monthly for a fixed period (not less than 5 years or more than 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary.

SELECTION OF AN OPTION


     Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified above may not be available.

                                THE FIXED ACCOUNT

     Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself or a Participant's Certificate.

INTEREST


     A Participant's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of either 3% or 4% per year ("Guaranteed Rate") depending on the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


     Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Participant's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

     For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS


     A Participant (or a Contract Owner on behalf of a Participant) may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Participant's Fixed Account Value will result in a withdrawal payment equal to the value of the Participant's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge, plus or minus a Market Value Adjustment in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon. A withdrawal may be requested for a specified percentage or dollar amount of the Participant's Fixed Account Value, except, where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining Withdrawal Value in the Fixed Account equals twice the total of the outstanding loans under the Participant's account. In some Contracts, the minimum amount that may be withdrawn from a Participant's share of the Fixed Account is the lesser of $500 or the Participant's entire Fixed Account Value as of the date the withdrawal request is received by AUL at its Home Office. If a withdrawal is requested that would leave the Participant's Fixed Account Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Fixed Account. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $500 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000. If a Participant has more than one Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of surrenders and withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

     A Participant's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining Withdrawal Value in the Fixed Account equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of his or her Fixed Account Value (subject to the outstanding loan provision mentioned above) to one or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's Fixed Account Value is $2,500 or more on the first day of a Contract Year, then amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's Fixed Account Value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level. The 20% restriction on transfers during any given Contract Year from the Fixed Account to an Investment Account shall not apply to Employer Sponsored 403(b) Programs, Employee Benefit Plans, Employee Benefit Plans in a combined Contract for an Employee Benefit Plan and Employer Sponsored 403(b) Plan, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the Fixed Interest Account as an Investment Option to Participants under the Contract; (2) the Owner (or Plan Sponsor) does not select the OneAmerica Money Market Investment Account as an available Investment Option to Participants under the Contract; and (3) following a transfer from the Fixed Account to the Variable Account by a Participant, a transfer back to the Fixed Account shall be allowed only after 90 days have elapsed since the last previous transfer from the Fixed Account. Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers. In addition, in some Contracts used to fund Employee Benefit Plans, Owner directed transfers from the Fixed Account are subject to a Market Value Adjustment. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form. For a discussion of transfers as generally applicable to a Participant's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."



TRANSFER OF INTEREST OPTION

     Participants may elect to use interest earned in their Fixed Account to purchase Accumulation Units in one or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the Fixed Account during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

     To participate in this Option, a Participant's Fixed Account Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one year. Amounts transferred out of the Fixed Account under this Option will be considered a part of the 20% maximum amount that can be transferred from the Fixed Account to a Variable Account during any given Contract Year.

CONTRACT CHARGES

     The withdrawal charge will be the same for amounts surrendered or withdrawn from a Participant's Fixed Account Value as for amounts surrendered or withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the Fixed Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


     An Investment Liquidation Charge or Market Value Adjustment, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Account."



PAYMENTS FROM THE FIXED ACCOUNT

     Surrenders, withdrawals, and transfers from the Fixed Account and payment of a death benefit based upon a Participant's Fixed Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's Fixed Account Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 457 Program, see "Termination by the Owner."

LOANS FROM THE FIXED ACCOUNT

     A Participant under a 403(b) Program, other than an Employer Sponsored 403(b) Program, who has a Participant

Account Value in the Fixed Account may borrow money from AUL using his or her Fixed Account Value as the only security for the loan by submitting a proper written request to AUL's Home Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior 12 months, does not exceed the lesser of (1) 50% of the Participant's Withdrawal Value in the Fixed Account, or (2) $50,000. The Participant's Withdrawal Value in the Fixed Account, which must be at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six months. If a Participant has more than one Participant Account invested in the Fixed Account, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.

     Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50% in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2% of each loan repayment unless such a charge is prohibited by state law.

     Loans to Participants must be repaid within a term of five years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2% expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.

     If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102% of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the Fixed Account, then AUL will deduct these loan balances, as well as an expense charge equal to 2% of the outstanding loan balances, from the Participant's Fixed Account Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the Fixed Account equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2% expense charge must be paid or satisfied in full before any amount based upon a Participant's Fixed Account Value is paid upon surrender, as a death benefit, upon annuitization, or other permitted distribution.

     The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the Internal Revenue Service has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner.

                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY


     The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.


     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

     No benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

PROOF OF AGE AND SURVIVAL

     AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

ACCEPTANCE OF NEW PARTICIPANTS OR CONTRIBUTIONS

     AUL reserves the right to refuse to accept new Participants or new Contributions to a Contract at any time.


TERMINATION OF RECORDKEEPING SERVICES


     AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.




                              FEDERAL TAX MATTERS

INTRODUCTION


     The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, and 457 of the Internal Revenue Code ("Code"). The
ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT


     AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF RETIREMENT PROGRAMS

     The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in "The Contracts." The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

     The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

     Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PROGRAMS

     Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for federal income tax purposes.

     If a Participant under a 403(b) Program makes a surrender or withdrawal from the Participant's Account, the Participant will realize income taxable at ordinary tax rates on the full amount received. See "Constraints on Withdrawal - 403(b) Programs." Since, under a 403(b) Program, contributions generally are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


408 PROGRAMS

     Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, SIMPLE IRA plans and Employer/Association Established Individual Retirement Account Trusts, known as an Individual Retirement Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.


     If a Participant under a 408 Program makes a surrender or withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


457 PROGRAMS

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. The employees must be Participants in an eligible deferred compensation plan.

     If the Employer sponsoring a 457 Program requests and receives a withdrawal for an eligible employee in connection with a 457 Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457 Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made.

     If a Contract is used in connection with an unqualified, unfunded deferred compensation benefits to a select group of employees, contributions to the Plan are includible in the employee's gross income when these amounts are paid or otherwise made available to the employee.

TAX PENALTY

     Any distribution made to a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% penalty tax on the amount distributed if the Participant is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

     Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10% excise tax unless the Participant satisfies one of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."


WITHHOLDING


     Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.


     All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS


     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.


     AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS


     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.


     Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS


     AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.


     AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest credited to amounts allocated to the Fixed Account for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

     Depending on the Contract, after the fifth anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be.

AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by the Associate General Counsel of AUL.


     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert, Washington, D.C.




                             PERFORMANCE INFORMATION


     Performance information for the Investment Accounts is shown under "Performance of the Investment Accounts." Performance information for the Investment Accounts may also appear in promotional reports and literature to current or prospective Owners or Participants in the manner described in this section. Performance information in promotional reports and literature may include the yield and effective yield of the Investment Account investing in the OneAmerica Money Market Portfolio ("Money Market Investment Account"), the yield of the remaining Investment Accounts, the average annual total return and the total return of all Investment Accounts.


     Current yield for the Money Market Investment Account will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Investment Account is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.


     For the remaining Investment Accounts, quotations of yield will be based on a 30-day (or one month) period ended on the date of the most recent balance sheet, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period. Quotations of average annual total return for any Investment Account will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Investment Account), and will reflect the deduction of the applicable withdrawal charge, the mortality and expense risk charge, and, if applicable, the administrative charge (or a pro-rata portion thereof). Hypothetical quotations of average annual total return may also be shown for an Investment Account for periods prior to the time that the Investment Account commenced operations, based upon the performance of the mutual fund portfolio in which that Investment Account invests, and will reflect the deduction of the applicable withdrawal charge, the administrative charge, and the mortality and expense risk charge as if, and to the extent that, such charges had been applicable. Quotations of total return, actual and hypothetical, may simultaneously be shown that do not take into account certain contractual charges such as the withdrawal charge and the administrative charge.


     Performance information for an Investment Account may be compared, in promotional reports and literature, to: (1) the Standard & Poor's 500 Composite Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of securities so that investors may compare an Investment
Account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Investment Account reflects only the performance of a hypothetical Contract under which Account Value is allocated to an Investment Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of a Fund in which the Investment Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return in promotional reports and literature for the Investment Accounts, see the Statement of Additional Information.

     Promotional reports and literature may also contain other information including: (1) the ranking of any Investment Account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on
overall   performance  or  other
criteria, (2) the effect of tax-deferred compounding on an Investment Account's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (3) AUL's rating or a rating of AUL's claim-paying ability by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.


                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...............................................................................................    3
DISTRIBUTION OF CONTRACTS.....................................................................................................    3
CUSTODY OF ASSETS.............................................................................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...................................................................................  3-4
  403(b) Programs.............................................................................................................    3
  408 Programs................................................................................................................    3
  457 Programs................................................................................................................    4
  Employee Benefit Plans......................................................................................................    4
INDEPENDENT ACCOUNTANTS.......................................................................................................    4
PERFORMANCE INFORMATION.......................................................................................................  4-5
FINANCIAL STATEMENTS.......................................................................................................... 6-19


A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS




                               Dated: May 1, 2002





================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 1, 2002




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2002.



         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS

Description                                                                                                                   Page

GENERAL INFORMATION AND HISTORY............................................................................................      3

DISTRIBUTION OF CONTRACTS..................................................................................................      3

CUSTODY OF ASSETS..........................................................................................................      3

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS................................................................................    3-4
  403(b) Programs..........................................................................................................      3
  408 Programs.............................................................................................................      3
  457 Programs.............................................................................................................      4
  Employee Benefit Plans...................................................................................................      4

INDEPENDENT ACCOUNTANTS....................................................................................................      4

PERFORMANCE INFORMATION....................................................................................................    4-5

FINANCIAL STATEMENTS.......................................................................................................   6-18

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS


     AUL is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     AUL serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS


     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of OneAmerica Funds, Inc., AIM Basic Value Fund, AIM Mid Cap Equity Fund, AIM Small Cap Growth Fund, Alger American Fund, American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Quantitative Equity Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Variable Portfolios, Inc., American Century World Mutual Funds, Inc., Ariel Mutual Funds, Inc., Calvert Income Fund, Calvert New Vision Small Cap Fund, Calvert Social Investment Fund, Calvert Variable Series, Fidelity Variable Insurance Products Fund, INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc., Janus Aspen Series, MFS(R) International New Discovery Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Strategic Value Fund, MFS(R) Value Fund, PBHG Funds, Inc., PBHG Insurance Series Fund, Pacific Investment Management Series, PIMCO Multi-Manager Series, SAFECO Resource Series Trust, State Street Institutional Investment Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Funds, Inc., Vanguard Explorer Fund, Inc., and Vanguard Fixed Income Securities Funds (each a "Fund" and collectively the "Funds").



                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


     Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $11,000 a year. The $11,000 limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the $11,000 limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

     Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under a
Section 403(b) Program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Participant or his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 PROGRAMS


     Contributions to the individual retirement account of a Participant under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement account are limited to the lesser of $3,000 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $3,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25% of the Participant's compensation, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.


457 PROGRAMS


     Deferrals by a  Participant  to a 457 Program  generally  are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $11,000 or (b) 100% of the Participant's includable compensation. If the Participant participates in more than one 457 Program, the $11,000 limit applies to contributions to all such programs. The $11,000 limit is reduced by the amount of any salary reduction contribution the Participant makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three years ending before the Participant reaches his normal retirement age under the 457 Program. Effective January 1, 1997, the limit on deferrals became indexed in $500 increments.


EMPLOYEE BENEFIT PLANS


     The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under
Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.



                             INDEPENDENT ACCOUNTANTS



     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2001 and 2000 and the related combined statements of operations and comprehensive income, changes in equity and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.




                             PERFORMANCE INFORMATION


     Performance information for the Investment Accounts is shown in the prospectus under "Performance of the Investment Accounts." Performance information for the Investment Accounts may also appear in promotional reports and literature to current or prospective Owners or Participants in the manner described in this section. Performance information in promotional reports and literature may include the yield and effective yield of the Investment Account investing in the OneAmerica Money Market Portfolio ("Money Market Investment Account"), the yield of the remaining Investment Accounts, the average annual total return and the total return of all Investment Accounts.


     Current yield for the Money Market Investment Account will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro rata share of the Investment Account's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figures carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


                                           365/7
Effective Yield = [(Base Period Return + 1)      ] - 1

     For the 7-day period ending December 31, 2001, the current yield for the OneAmerica Money Market Investment Account was 0.1252% and the effective yield was 0.1253%.

     Quotations of yield for the remaining Investment Accounts will be based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in a post-effective amendment to the registration statement, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

             a-b       6
YIELD = 2[( -----) + 1)   - 1]
             cd
where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Investment Account,

b    = expenses accrued for the period (net of reimbursements),

c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

d = the value (maximum offering price) per Accumulation Unit on the last day of the period.


For the one year period ending December 31, 2001, the yield for the Investment Accounts corresponding to the Portfolios of the OneAmerica Funds, Inc. was 0.02% for the Value Investment Account, 3.82% for the Investment Grade Bond Investment Account, 1.39% for the Asset Director Investment Account, 0.01% for the Tactical Asset Allocation Account, 2.19% for the Conservative Investor Investment Account, 1.58% for the Moderate Investor Investment Account, and 1.29% for the Aggressive Investor Investment Account.


     Quotations of average annual total return for any Investment Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Investment Account), calculated pursuant to the following formula: P(1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Hypothetical quotations of average annual total return may also be shown for an Investment Account for periods prior to the time that the Investment Account commenced operations based upon the performance of the mutual fund portfolio in which that Investment Account invests, as adjusted for applicable charges. All total return figures reflect the deduction of the applicable withdrawal charge, the administrative charge, and the mortality and expense risk charge. Quotations of total return, actual and hypothetical, may simultaneously be shown that do not take into account certain contractual charges such as the withdrawal charge and the administrative charge and quotations of total return may reflect other periods of time.


     The average annual total return is calculated from the actual inception date of the OneAmerica Investment Accounts and from the inception date of the corresponding mutual funds for all of the other Investment Accounts. The reported performance is, therefore, hypothetical to the extent and for the periods that the Investment Accounts have not been in existence and reflects the performance that such Investment Accounts would have achieved had they invested in the corresponding Mutual Funds for those periods. For the periods that an Investment Account has actually been in existence, however, the performance represents actual and not hypothetical performance. The average annual return that the Investment Accounts achieved for the one year, five years, the lessor of ten years or since inception, and the cumulative return for the lessor of 10 years or since inception for the periods ending December 31, 2001 may be found in the Prospectus.


     Performance information for an Investment Account may be compared, in promotional reports and literature, to: (1) the Standard & Poor's 500 Composite Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare an Investment Account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Investment Account reflects only the performance of a hypothetical Contract under which a Participant's Account Value is allocated to an Investment Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Funds in which the Investment Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Promotional reports and literature may also contain other information including (1) the ranking of any Investment Account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; (2) the effect of tax-deferred compounding on an Investment Account's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis; and (3) AUL's rating or a rating of AUL's claim-paying ability by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                              FINANCIAL STATEMENTS



     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2001 and 2000, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations and comprehensive income, changes in equity and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., its subsidiaries and affiliates (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
March 8, 2002

OneAmerica Financial Partners, Inc.
Combined Balance Sheets

December 31                                                                     2001         (in millions)          2000

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities:
      Available-for-sale at fair value                                     $ 3,073.2                           $ 2,171.9
      Held-to-maturity at amortized cost                                     1,199.4                             1,934.9
    Equity securities at fair value                                             22.9                                25.8
    Mortgage loans                                                           1,316.7                             1,253.0
    Real estate                                                                 40.0                                43.1
    Policy loans                                                               153.5                               149.4
    Short-term and other invested assets                                        26.5                                46.4
    Cash and cash equivalents                                                  154.0                                69.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total investments                                                      5,986.2                             5,694.4

Accrued investment income                                                       75.8                                78.4
Reinsurance receivables                                                        725.9                               430.5
Deferred acquisition costs                                                     626.1                               588.5
Property and equipment                                                          88.4                                79.0
Insurance premiums in course of collection                                     138.7                               111.6
Other assets                                                                    75.9                                95.6
Assets held in separate accounts                                             3,865.7                             3,854.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total assets                                                        $ 11,582.7                          $ 10,932.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Liabilities and equity
Liabilities
    Policy reserves                                                        $ 5,557.9                           $ 5,215.0
    Other policyholder funds                                                   264.0                               270.5
    Pending policyholder claims                                                600.9                               365.9
    Surplus notes                                                               75.0                                75.0
    Other liabilities and accrued expenses                                     284.5                               304.0
    Liabilities related to separate accounts                                 3,865.7                             3,854.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                     10,648.0                            10,085.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Equity
    Common stock, no par value -
      authorized 1,000 shares; issued and outstanding
      100 shares                                                                   -                                   -
    Retained earnings                                                          897.1                               843.1
    Accumulated other comprehensive income:
      Unrealized appreciation of
        securities, net of deferred income taxes                                37.6                                 4.5

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total equity                                                             934.7                               847.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total liabilities and equity                                        $ 11,582.7                          $ 10,932.6

-------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Operations and Comprehensive Income


Year ended December 31                                                                2001         (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                                    $ 808.8                              $ 693.0
    Policy and contract charges                                                       96.5                                103.7
    Net investment income                                                            446.9                                440.0
    Realized investment gains (losses)                                               (13.5)                                 6.6
    Other income                                                                      33.1                                 33.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Total revenues                                                               1,371.8                              1,276.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                                  701.8                                597.0
    Interest expense on annuities and financial products                             186.6                                193.6
    General operating expenses                                                       173.8                                164.8
    Commissions                                                                      146.0                                118.6
    Amortization                                                                      63.5                                 56.5
    Dividends to policyholders                                                        25.9                                 27.8
    Interest expense on surplus notes                                                  5.8                                  5.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                                  1,303.4                              1,164.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income before income tax expense                                                      68.4                                112.2
Income tax expense                                                                    14.4                                 31.9

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Net income                                                                    $ 54.0                               $ 80.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of income tax:
    Change in unrealized appreciation of securities                                   33.1                                 28.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive Income                                                                $ 87.1                              $ 108.4
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.
                                        3

Combined Statements of Changes in Equity

December 31                                                                            2001         (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Common stock                                                                        $ -                                  $ -

------------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
    Beginning balance                                                               $ 843.1                              $ 762.8
    Net income                                                                         54.0                                 80.3

------------------------------------------------------------------------------------------------------------------------------------

      Total retained earnings                                                       $ 897.1                              $ 843.1

------------------------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
    Beginning balance                                                                 $ 4.5                              $ (23.6)
    Change in unrealized appreciation
      of securities                                                                    33.1                                 28.1

------------------------------------------------------------------------------------------------------------------------------------

    Total accumulated other comprehensive income                                     $ 37.6                                $ 4.5

------------------------------------------------------------------------------------------------------------------------------------

      Total equity                                                                  $ 934.7                              $ 847.6

------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Cash Flows

Year ended December 31                                                        2001         (in millions)       2000

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net income                                                                  $ 54.0                           $ 80.3

Adjustments to reconcile net income to net cash
    provided by operating activities:
      Amortization                                                            63.5                             56.5
      Depreciation                                                            14.7                             13.6
      Deferred taxes                                                           2.7                              9.5
      Realized investment (gains) losses                                      13.5                             (6.6)
      Policy acquisition costs capitalized                                  (104.0)                          (110.4)
      Interest credited to deposit liabilities                               179.7                            187.2
      Fees charged to deposit liabilities                                    (33.1)                           (33.0)
      Amortization and accrual of investment income                           (8.8)                            (6.6)
      Increase in insurance liabilities                                      547.7                            312.3
      Increase in other assets                                              (353.2)                          (107.4)
      Increase (decrease) in other liabilities                               (19.5)                            21.3

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                    357.2                            416.7

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                     (98.6)                           (86.5)
      Fixed maturities, available-for-sale                                  (937.4)                          (552.2)
      Equity securities                                                       (4.1)                            (3.2)
      Mortgage loans                                                        (172.9)                          (201.4)
      Real estate                                                             (1.9)                            (4.8)
      Short-term and other invested assets                                    (9.7)                           (13.4)

    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                     314.6                            305.8
      Fixed maturities, available-for-sale                                   616.6                            308.9
      Equity securities                                                        6.6                             64.7
      Mortgage loans                                                         109.8                            106.1
      Real estate                                                              1.3                                -
      Short-term and other invested assets                                    29.5                             74.6

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----------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                       (146.2)                            (1.4)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Deposits to insurance liabilities                                    1,162.2                          1,094.7
      Withdrawals from insurance liabilities                              (1,285.1)                        (1,501.6)
      Other                                                                   (4.0)                            (0.8)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net cash used by financing activities                                       (126.9)                          (407.7)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net increase in cash and
    cash equivalents                                                          84.1                              7.6

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                   69.9                             62.3

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                      $ 154.0                           $ 69.9
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements




1.   Significant Accounting Policies

Reorganization

OneAmerica Financial Partners, Inc. (OneAmerica or "the Company"), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual to a stock insurance company through a non-cash transaction, and OneAmerica became the parent of AUL.

The conversion was approved by the policyholders and by the Indiana Department of Insurance. Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.

The reorganization was a change in legal organization but not a change in the enterprise. As such, the transaction was accounted for at historical cost in a manner similar to pooling-of-interests accounting, and comparative financial statements are presented.

Nature of Operations and Business Presentation

OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. In addition, AUL markets reinsurance products and services in several foreign countries. AUL offers individual life and annuity products through its general and career agents. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. Life, long-term care, accident and other reinsurance is marketed directly to other insurance companies and through intermediaries in both the domestic and international markets. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State Life); and its subsidiaries, AUL, AUL Equity Sales Corporation (effective 2002, OneAmerica Securities), AUL Reinsurance Management Services, LLC, and CNL Financial Corporation (CNL). Significant intercompany transactions have been eliminated.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life and CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 11 - Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available- for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Fixed maturity securities for which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are stated at amortized cost. Equity securities are stated at fair value. Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less allowances for depreciation. Depreciation is provided (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $35.6 million and $33.2 million at December 31, 2001 and 2000, respectively. Depreciation expense for investment real estate amounted to $2.3 million for 2001 and 2000. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include

OneAmerica Financial Partners, Inc.
Notes to Financial Statements

investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in value of an investment is determined to be other than temporary, a loss is recorded, which is included in realized investment gains and losses.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     For term life insurance products and life reinsurance policies, over the lesser of the benefit period or 30 years for term life or 20 years for life reinsurance policies in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

     For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Goodwill and other intangible assets

Goodwill represents the excess of cost of acquisition over the fair value of assets acquired, and other intangibles include the present value of future profits on business acquired. The amortization of goodwill and other intangibles was $13.7 million and $2.1 million in 2001 and 2000, respectively.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $69.4 million and $60.4 million as of December 31, 2001 and 2000, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2001 and 2000 was $12.4 million and $11.3 million, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)


Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income and net unrealized gains (losses) on available-for-sale securities.

Reclassification

Certain  2000   balances  have  been   reclassified   to  conform  to  the  2001
presentation.

Derivatives

In 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

The Company, upon its adoption of SFAS No. 133, reclassified $522.4 million of held-to-maturity securities as available-for-sale so that those securities could be available as hedged items in future fair value and cash-flow hedge transactions. This reclassification resulted in a net of tax cumulative effect type adjustment of $6.7 million as unrealized gains in other comprehensive income. Under the provisions of SFAS No. 133, such a reclassification does not call into question the Company's intent to hold current or future debt securities to their maturity.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

2.   Investments:

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                                December 31, 2001

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  Unrealized      Unrealized    Fair Value
                                                                      Cost      Gains           Gains
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   113.4        $   4.0      $ 0.3      $   117.1
Corporate securities                                                2,023.5           67.7       39.8        2,051.4
Mortgage-backed securities                                            861.0           44.3        0.6          904.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 2,997.9        $ 116.0      $ 40.7     $ 3,073.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Held-to-maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 53.6        $ 3.1          $ -       $ 56.7
Corporate securities                                                1,011.0         66.3          7.2      1,070.1
Mortgage-backed securities                                            134.8          6.2            -        141.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 1,199.4       $ 75.6        $ 7.2    $ 1,267.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                                                December 31, 2000

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  Unrealized      Unrealized    Fair Value
                                                                      Cost      Gains           Gains

-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 52.3        $ 2.5        $ 0.5       $ 54.3
Corporate securities                                                1,521.6         29.6         41.8      1,509.4
Mortgage-backed securities                                            591.4         18.9          2.1        608.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 2,165.3       $ 51.0       $ 44.4    $ 2,171.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Held-to-maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 71.1        $ 2.9        $ 0.2       $ 73.8
Corporate securities                                                1,322.2         49.0         29.5      1,341.7
Mortgage-backed securities                                            541.6         27.9          0.6        568.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 1,934.9       $ 79.8       $ 30.3    $ 1,984.4

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

The amortized cost and fair value of fixed maturity securities at December 31, 2001, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                        Available-for-Sale           Held-to-Maturity                 Total
                                                   ---------------------------  -------------------------- -------------------------
                                                   ---------------------------  -------------------------- -------------------------
(in millions)                                         Amortized                   Amortized                   Amortized
                                                        Cost       Fair Value       Cost        Fair Value      Cost    Fair Value
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                 $ 73.8       $ 74.5         $ 64.0       $ 64.9        $ 137.8      $ 139.4
Due after one year through five years                    619.7        632.7          453.3        478.4        1,073.0      1,111.1
Due after five years through 10 years                    896.6        907.5          343.2        371.8        1,239.8      1,279.3
Due after 10 years                                       546.8        553.8          204.1        211.7          750.9        765.5

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                       2,136.9      2,168.5        1,064.6      1,126.8        3,201.5      3,295.3
Mortgage-backed securities                               861.0        904.7          134.8        141.0          995.8      1,045.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     $ 2,997.9     $3,073.2      $ 1,199.4     $1,267.8      $ 4,197.3     $4,341.0

------------------------------------------------------------------------------------------------------------------------------------


Net investment income consisted of the following:

Years ended December 31                                                                               2001 (in millions)     2000

----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 323.4                $ 323.8
Equity securities                                                                                      0.7                    2.0
Mortgage loans                                                                                       104.0                  100.0
Real estate                                                                                           11.7                   10.2
Policy loans                                                                                           9.9                    9.5
Other                                                                                                 17.3                   14.2

----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              467.0                  459.7
Investment expenses                                                                                   20.1                   19.7

----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 446.9                $ 440.0

----------------------------------------------------------------------------------------------------------------------------------


Proceeds from the sales of investments in fixed maturities during 2001 and 2000 were approximately $558.6 million and $263.0 million, respectively. Gross gains of $21.3 million and $4.3 million, and gross losses of $12.0 million and $2.2 million were realized in 2001 and 2000, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately $68.7 million and $61.9 million in 2001 and 2000, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)


The Company has reported approximately $24.5 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $43.4 million of investments in fixed maturities. The Company does not continue to accrue income on these investments after the amounts are deemed uncollectible. Realized investment gains (losses) consisted of the following:

Years ended December 31                                                                               2001     (in millions)   2000

------------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $   9.3                  $ 2.1
Equity securities                                                                                      2.7                    5.7
Other securities                                                                                      (1.0)                  (1.2)
Other-than-temporary impairment                                                                      (24.5)                     -

------------------------------------------------------------------------------------------------------------------------------------

Realized investment gains (losses)                                                                 $ (13.5)                 $ 6.6

------------------------------------------------------------------------------------------------------------------------------------


At December 31, 2001, the unrealized depreciation on equity securities of approximately $1.1 million is comprised of $.1 million in unrealized gains and $1.2 million of unrealized losses and has been reflected directly in equity. The change in the unrealized depreciation of equity securities amounted to approximately ($3.1) million and ($.6) million in 2001 and 2000, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2001, the largest geographic concentration of commercial mortgage loans was in Indiana, California and Florida, where approximately 26 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2001, of approximately $21.1 million.

There were four investments that were non-income producing at December 31, 2001 with a book value of $1.4 million.

3.   Other Comprehensive Income:

Accumulated other comprehensive income consisted of the following:

At December 31                                                                                    2001       (in millions)    2000

------------------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation (depreciation):
      Fixed maturity securities                                                                 $ 75.3                      $ 6.6
      Equity securities                                                                           (1.1)                       2.0
Valuation allowance                                                                              (18.5)                      (1.4)
Deferred taxes                                                                                   (18.1)                      (2.7)

------------------------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                                          $ 37.6                      $ 4.5

------------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

The components of comprehensive income, other than net income, are illustrated below:

Years ended December 31                                                                       2001       (in millions)        2000

------------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:

Unrealized appreciation on securities,
    net of tax-2001, $17.4; 2000, $18.9; including
    $6.7 from cumulative FAS 133 reclassification adjustment                                $ 29.4                          $ 32.9
Less: reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2001, ($2.0); 2000, $2.6                                                       (3.7)                            4.8

------------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                  $ 33.1                          $ 28.1

------------------------------------------------------------------------------------------------------------------------------------



4.   Insurance Liabilities:

Insurance liabilities consisted of the following:


                                                                                                                  (in millions)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     Withdrawal             Mortality       Interest Rate          December 31,
                                                     Assumptions            or Morbidity      Assumption
                                                                            Assumption                              2001      2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts             Company experience  Company experience  2.5% to 6.0%         $ 745.8  $   709.6
      Universal life-type contracts                         n/a               n/a               n/a                 381.0      382.9
      Other individual life contracts                Company experience  Company experience  2.5% to 8.0%           451.9      387.6
      Accident and health                                   n/a               n/a               n/a                 272.3      171.5
      Annuity products                                      n/a               n/a               n/a               3,355.3    3,321.8
      Group life and health                                 n/a               n/a               n/a                 351.6      241.6
Other policyholder funds                                    n/a               n/a               n/a                 264.0      270.5
Pending policyholder claims                                 n/a               n/a               n/a                 600.9      365.9

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                             $ 6,422.8     $5,851.4

------------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 5 percent and 3 percent of the total individual life insurance in force at December 31, 2001 and 2000, respectively. Participating policies represented approximately 25 percent and 23 percent of life premium income for 2001 and 2000, respectively. The amount of dividends to be paid is determined annually by the board of directors.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

5.   Employees' and Agents' Benefit Plans:

The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $3.8 million in 2001 and $.9 million in 2000. Benefits paid in 2001 and 2000 were $4.9 million and $4.4 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2001 and 2000, respectively.

                                                                                               2001    (in millions)          2000

------------------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                                  $ 64.1                         $ 55.4
Fair value of plan assets                                                                      54.0                           57.1

------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                               $ (10.1)                         $ 1.7

------------------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                     $ 2.2                          $ 1.0

------------------------------------------------------------------------------------------------------------------------------------


Valuation assumptions in determining the projected benefit obligation:
                                                                                           2001                          2000

-----------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                                              7.5%                          8.0%
Expected return                                                                            9.0%                          9.0%
Compensation increase rate                                                                 4.0%                          4.3%

-----------------------------------------------------------------------------------------------------------------------------------


The Company has a defined contribution plan that is a 401(k) salary reduction/savings plan for employees. Quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2001 and 2000 were $2.2 million and $2.4 million, respectively. As of December 31, 2001, the fair value of the plan assets was $73.7 million.

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2001 and 2000 were $.8 million and $.5 million, respectively. As of December 31, 2001, the fair value of the plan assets was $7.1 million.

The funds for all plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements. Annual costs of the agreements were $4.5 million and $3.3 million for 2001 and 2000, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)


Accrued postretirement benefits as of December 31:                                      2001     (in millions)          2000

---------------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 13.0                          $ 12.3
Net postretirement benefit cost                                                          1.7                             1.5
Company contributions                                                                    1.0                             1.0

---------------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2001 and 2000. Claims incurred for benefits were funded by company contributions.

The assumed discount rate used in determining the accumulated postretirement benefit was 7.5 percent and the assumed health care cost trend rate was 10.0 percent graded to 5.0 percent until 2005. Compensation rates were assumed to increase 4.0 percent at each year end. The health coverage for retirees 65 and over is capped at year 2000 levels with future increases in costs being borne by the covered retirees. An increase in the health care cost trend rates by one percentage point would increase the postretirement benefit obligation by $.8 million as of December 31, 2001, and would increase the benefit cost for 2001 by $.1 million. A decrease in the health care cost trend rate by one percentage point would decrease the postretirement benefit obligation by $.7 million as of December 31, 2001, and would decrease the benefit cost for 2001 by $.1 million.


6.   Federal Income Taxes:

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

Years ended December 31                                                                  2001     (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 23.9                           $ 39.2
    Tax-exempt income                                                                    (0.9)                            (1.5)
    Mutual company differential earnings amount                                           0.5                              0.7
    Prior year differential earnings amount                                              (3.6)                            (3.4)
    Other                                                                                (5.5)                            (3.1)

------------------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 14.4                           $ 31.9

------------------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax provisions of $11.7 million and $15.5 million for the years ended December
31, 2001 and 2000, respectively, and deferred tax expense of $2.7 million and $16.4 million for the years ended December 31, 2001 and 2000, respectively.

Deferred income tax assets (liabilities) as of December 31:                              2001     (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (185.4)                        $ (180.6)
Investments                                                                              (4.2)                            (8.6)
Insurance liabilities                                                                   149.7                            134.2
Unrealized appreciation of securities                                                   (18.1)                            (2.7)
Other                                                                                    (7.4)                            10.4

------------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                   $ (65.4)                         $ (47.3)

------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes paid were $4.9 million and $30.2 million in 2001 and 2000, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)


7.   Reinsurance:

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2001 and 2000, life reinsurance assumed was approximately 80 percent of life insurance in force.

For individual life policies, the Company cedes the portion of the total risk in excess of $1.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:

Years ended December 31                                                                 2001     (in millions)           2000

-----------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,561.0                        $ 1,456.1
Reinsurance premiums assumed                                                           675.7                            572.3
Reinsurance premiums ceded                                                            (303.5)                          (243.4)

-----------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,933.2                          1,785.0

-----------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 473.2                          $ 156.9

-----------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 65 percent of the Company's December 31, 2001, ceded reserves for life and accident and health insurance. These reinsurers are deemed financially strong with A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has recorded an estimated after-tax net loss of approximately $15 million related to the September 11, 2001, terrorist attack, and the net loss includes anticipated reinsurance recoveries of approximately $313 million from the Company's reinsurers under either retrocessional coverage or corporate catastrophe coverage treaties. The estimates were based upon an inventory of risk exposure under the various coverages. The Company is maintaining liquidity adequate to pay all claims. The reinsurance program provided adequate protection and consists of financially strong reinsurance companies.

8.   Surplus Notes and Lines of Credit:

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2001 and 2000 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2001. The available borrowing against the line of credit is reduced by two standby Letters of Credit related to certain reinsurance business totaling $29 million as of December 31, 2001.

9.   Commitments and Contingencies:

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

10.  Acquisitions

During  2000,  AUL  acquired the stock of CNL  Financial  Corporation  of Macon,
Georgia, for approximately $21.5 million. The assets purchased include the operations of Cherokee National Life Insurance Company and CNL/Insurance America. CNL's operations are primarily related to the Group Financial Institutions market. The acquisition was accounted for as a purchase and resulted in present value of future profits of approximately $18 million. The proforma effects on the Company in 2000 are not material.

11.  Statutory Information:

AUL, State Life and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

At December 31                                                               2001     (in millions)        2000

-----------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                           $ 534.3                       $ 538.6
    Deferred policy acquisition costs                                       651.9                         609.3
    Adjustments to policy reserves                                         (269.7)                       (302.8)
    Asset valuation and interest maintenance reserves                        71.9                          87.3
    Unrealized gain on invested assets, net                                  38.1                           4.6
    Surplus notes                                                           (75.0)                        (75.0)
    Deferred income taxes                                                   (70.0)                        (42.7)
    Other, net                                                               53.2                          28.3

-----------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                           $ 934.7                       $ 847.6

-----------------------------------------------------------------------------------------------------------------------


A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

Years ended December 31                                                                 2001       (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ (14.0)                            $ 49.7
    Deferred policy acquisition costs                                                   33.4                               52.4
    Adjustments to policy reserves                                                      30.8                                0.9
    Deferred income taxes                                                               (2.8)                             (16.4)
    Other, net                                                                           6.6                               (6.3)

------------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                   $ 54.0                             $ 80.3

------------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.9 million and $10.1 million at December 31, 2001 and 2000, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)

Effective January 1, 2001, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance for areas where statutory accounting has been silent, and changes current statutory accounting in some areas. The adoption of the Codification guidance resulted in an increase to statutory surplus of $19.6 million in 2001.

Dividends from AUL to OneAmerica are limited by state insurance statutes and the Indiana mutual insurance holding company law, and no such distributions have been made in 2001 or 2000. Indiana insurance statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from the state. Under the Indiana statutes, dividends would be limited to approximately $49 million in 2002.

12.  Fair Value of Financial Instruments:

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time, represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with their corresponding carrying values at December 31, 2001 and 2000, follows:


                                                                    2001                                 2000
(in millions)                                                  Carrying Amount     Fair Value      Carrying Amount     Fair Value

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
    Available-for-sale                                                $ 3,073.2        $ 3,073.2          $ 2,171.9     $ 2,171.9
    Held-to-maturity                                                    1,199.4          1,267.8            1,934.9       1,984.4
Equity securities                                                          22.9             22.9               25.8          25.8
Mortgage loans                                                          1,316.7          1,386.0            1,253.0       1,329.3
Policy loans                                                              153.5            153.5              149.4         149.4
Surplus notes                                                              75.0             70.5               75.0          70.6
Short-term and other invested assets                                       26.5             26.5               46.4          46.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements (continued)


13.  Subsequent Events

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002; however, their contract rights continue to be held with PML. This reorganization will add approximately $40 million (unaudited) in equity to OneAmerica.

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================




                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                       STATEMENT OF ADDITIONAL INFORMATION




                               Dated: May 1, 2002





================================================================================

                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS

     1.  Included in Prospectus (Part A):
           Condensed Financial Information

     2.  Included in Statement of Additional Information (Part B):


     (a)  Financial Statements of OneAmerica Financial Partners, Inc.(R)


            Report  of  Independent  Accountants


            Combined Balance Sheets - Assets, Liabilities and Equity
              as of December 31, 2001 and 2000
            Combined Statements of Operations and Comprehensive Income for the
              years ended December 31, 2001 and 2000
            Combined Statements of Changes in Equity for the years ended
              December 31, 2001 and 2000
            Combined Statements of Cash Flows for the years ended December 31,
              2001 and 2000


            Notes to Financial Statements
     (b)  Financial Statements of AUL American Unit Trust


          1. Registrant's Annual Report (10) for the year ended December 31, 2001, is incorporated by reference thereto and contains the following:


                 Financial Statements:
                 Message from the Chairman of the Board and President of AUL
                   American Series Fund to Participants in AUL American Unit
                   Trust
                 Report of Independent Accountants


                 Statements of Net Assets as of December 31, 2001
                 Statements of Operations for the year ended December 31, 2001 Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000


                 Notes to Financial Statements

(b) Exhibits
    1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust(1)
    2. Not applicable
    3. Not applicable
    4. Group Annuity Contract Forms:
       4.1    TDA Voluntary Contract, Form P-12511 (1)
       4.2    TDA Employer Sponsored Contract, Form P-12621 (1)
       4.3    TDA Employer Sponsored Benefit Responsive Contract,
                Form P-12621BR (1)
       4.4    TDA Custodial SPL Contract, Form P-12833 (1)
       4.5    TDA Custodial Contract, Form P-12833 (1)(5)
       4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)
       4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)
       4.8    IRA Non-Custodial Contract, Form P-12566 (1)
       4.9    IRA Custodial Contract, Form P-12867 (1)(5)
      4.10    DCP Contract, Form P-12518 (1)
      4.11    IRA No-Load Custodial Contract and Amendment, Form P-12867 (3)
      4.12    IRA Guaranteed Benefit Group Variable Annuity,
                Form P-GB-K-IRAMFVA(NBR) (3)
      4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (3)
      4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (3)
      4.15    Voluntary TDA Group Variable Annuity and Certificate,
                Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (5)


      4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates,
                Form TDA.GMDB.OM-K & C  (11)
      4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract,
                Form GB10.OM-K & C (11)
      4.18    Guaranteed Benefit Employer-Sponsored TDA Contract & Certificates
                (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (11)


     (1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.
     (2) Filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.
     (3) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.
     (4) Filed electronically by Registrant as part of Form N-30D on February 23, 1999.
     (5) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.
     (6) Filed with the Registrant's Post-Effective Amendment No. 19 (File No. 33-31375) on April 26, 2000.
     (7) Filed electronically by Registrant as part of Form N-30D on February 26, 2001.
     (8) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.
     (9) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.


    (10) Filed electronically by Registrant as part of Form N-30D on February 28, 2002.
    (11) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

    5. Application Forms and other forms:
       5.1    AUL American Series Enrollment Form P-12464 (1)
       5.2.   Employer Sponsored TDA Enrollment Form P-12477 (1)
       5.3    AUL Select Annuity Enrollment Form P-14009 (1)
       5.4    Application for No-Load IRA Contract, P-12503 (3)


       5.5    AUL American Series Enrollment Form P-11464 G (11)
       5.6    Employer-Sponsored Tax Deferred Annuity Enrollment
                Form P-12477 L (11)


    6. Certificate of Incorporation and By-Laws of the Depositor
       6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)
       6.3    Code of By-Laws of American United Life Insurance Company(R) (1)
       6.4 Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)
       6.5 Amended and Restated By-Laws of American United Life Insurance Company(R)(8)
    7. Not applicable
    8. Form of Participation Agreements:
       8.1    Form of Participation Agreement with Alger American Fund (1)


       8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(9)
       8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(9)
       8.2.3 Form of Participation Agreement with American Century Variable Portfolios, Inc.(9)


       8.3    Form of Participation Agreement with Calvert Variable Series (1)
       8.4    Form of Participation Agreement with Fidelity Variable
                Insurance Products Fund (1)
       8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)
       8.6    Form of Participation Agreement with Janus Aspen Series (1)


       8.7    Form of Participation Agreement with PBHG Funds, Inc. (9)


       8.8    Form of Participation Agreement with SAFECO Resource Series
                Trust(1)


       8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (9)
       8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (9)
       8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (9)
       8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (9)


    9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)
   10. Miscellaneous Consents


       10.1   Consent of Independent Accountants (11)


       10.2   Consent of Dechert Price & Rhoads (1)


       10.3   Powers of Attorney (8)(11)


   11. Financial Statements of AUL American Unit Trust (7)
   12. Not applicable
   13. Computation of performance quotations (1)
   14. Financial Data Schedules (6)


       (1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.
       (2) Filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.
       (3) Filed by Registrant's Post-Effective Amendment No. 17
           (File No. 33-31375) on April 30, 1999.
       (4) Filed electronically by Registrant as part of Form N-30D on February 23, 1999.
       (5) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.
       (6) Filed with the Registrant's Post-Effective Amendment No. 19 (File No. 33-31375) on April 26, 2000.
       (7) Filed electronically by Registrant as part of Form N-30D on February 26, 2001.
       (8) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.
       (9) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.


      (10) Filed electronically by Registrant as part of Form N-30D on February 28, 2002.
      (11) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.



Item 25. DIRECTORS AND OFFICERS OF AUL

                                     Positions and Offices with AUL
                                    and Principal Occupations During
Name and Address                          the Past Five Years
----------------                    -------------------------------



Jerry D. Semler*                   Chairman of the Board, President, and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   Chairman of the AUL Acquisition Committee; Chairman of the Board
                                   & CEO, The State Life Insurance Company (11/94 - present);
                                   Chairman of the Board, AUMIHC (12/00-present); Director, IWC
                                   Resources Corp.(4/96 - 9/01);


John R. Barton*                    Senior Vice President, Group Life & Health Division,
                                   (1/99 - present); Director, AUL (12/00 - present);
                                   Vice President, Group Operations, WAUSAU Insurance Co.
                                   (5/98 - 12/98); Consultant, Heron Management Group
                                   (4/97 - 5/98); President & Chief Executive Officer,
                                   The Epoch Group, L.C. (1/95 - 4/97)

William R. Brown*                  General Counsel & Secretary (1/85 - present);
                                   Director, AUL (12/00 - present); Director,
                                   NOLHGA Board (1/95 - 10/00); Secretary, State Life
                                   Insurance Company (11/94 - present)


Catherine B. Husman*               Vice President and Chief Actuary (7/97 - present);
                                   Vice President and Corporate Actuary (1/84 - 7/97)

Charles D. Lineback*               Senior Vice President, Reinsurance Division (12/87 - present);
                                   Director, AUL (12/00 - present); President & Chief Executive
                                   Officer, AUL RMS (11/99 - present)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Senior Vice President, Individual Division (9/99 - present);
                                   Director, AUL, (12/00 - present); Director, Pioneer Mutual Life
                                   Insurance Company (2/02 - present); Vice President, Individual
                                   Division, AUL (11/98 - 9/99); Vice President, Marketing,
                                   Individual Division, AUL (6/92 - 9/98)

R. Stephen Radcliffe*              Executive Vice President (8/94 - present); Director, AUL,
                                   (2/91 - present); Director, AUMIHC (12/00 - present); Director,
                                   Pioneer Mutual Life Insurance Company (2/02 - present)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

William L. Tindall*                Senior Vice President, Retirement Services (8/97 - present);
                                   Director, AUL (12/00 - present); Senior Vice President, Pension
                                   Management Sales, Massachusetts Mutual Life Insurance Company
                                   (1993 - 8/97)


Steven A. Weber*                   Senior Vice President, Information Systems, (11/01 - present);
                                   Director, AUL, (2/02 - present); Consultant, S. Weber & Associates,
                                   (1/01 - 11/01); Senior Vice President, AAL, (1975 - 10/01)


----------------------------------------------
*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") - a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") - the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") (Broker Dealer No. 801-8074) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989 and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940. As a "series" type of mutual Fund, the Fund issues shares of common stock relating to separate investment portfolios. Substantially all of the Fund's shares were originally purchased by AUL in connection with the initial capitalization of the Fund. As of December 31, 2001, of the 600 million authorized shares, 580 million shares have been issued and allocated. Of these allocated shares, AUL owned 0.00% of the outstanding shares of the Fund's Value portfolio, 0.00% of the Investment Grade Bond Portfolio, 0.00% of the Managed Portfolio, 0.00% of the Money Market Portfolio, 12.23% of the Fund's Tactical Asset Allocation Portfolio, 56.57% of the Fund's Conservative Investor Portfolio, 55.25% of the Fund's Moderate Investor Portfolio, and 54.78% of the Fund's Aggressive Investor Portfolio. AUL would, therefore, be able to control any issue submitted to the vote of shareholders of the Conservative, Moderate, and Aggressive Investor Portfolios.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, organized under the laws of the State of Indiana in 1969 as a broker-dealer to market registered variable insurance products and mutual funds. As of December 31, 2000, 400 shares are issued and outstanding, all of which have been purchased and are owned by AUL. This entity acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company. As of December 31, 2001, the total number of shares, all without par value, that the Corporation is authorized to issue is 1,000 shares. As of December 31, 2001, 400 shares are issued and outstanding, all of which have been purchased by and are owned by American United Life Insurance Company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. State Life became a part of the insurance holding company on September 23, 1994. Since the directors of the mutual holding company referred to in this Item also serve as the directors of State Life, this has been held by the Indiana Commissioner of Insurance to constitute an acquisition of control of State Life by American United Mutual Insurance Holding Company.

AMERICAN UNITED LIFE RE S.A. is an Argentinian corporation and was incorporated on October 8, 1999 for the primary purpose of pursuing reinsurance business in South and Central America. As of December 31, 2001, the total number of shares, at $1 par value each, that the corporation is authorized to issue is 50,000. As of December 31, 2001, 49,999 shares are issued and outstanding to AUL, and as required by local law, one share is issued and outstanding in the name of Charles D. Lineback. AUL may, therefore, be deemed to wholly own and control 100% of the stock of the corporation.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance intermediary for certain catastrophic or pooled risks and AUL's affiliation with RMS allows it the opportunity to participate in this type of reinsurance business. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; AUL Reinsurance Management Services (Bermuda) Ltd.; and AUL Long Term Care Solutions, Inc.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During 2001, PML, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, PML is wholly owned by AUMIHC and its former members are now voting members of AUMIHC.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five wholly owned subsidiaries which include two Georgia insurers, Cherokee National Life Insurance Company ("CNLI") and CNL/Insurance America, Inc. ("CIA") as well as CNL/Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. CNLI markets credit life and credit disability coverages throughout the southeastern region of the United States, while CIA markets property and casualty insurance coverage in the same geographic area.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial"). First Financial is a Turks and Caicos Islands domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial Reinsurance Company, LTD, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE INSURANCE COMPANY ("Fountain Square"). Fountain Square is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Bank Corp. On May 21, 1999, AUL invested $1,250,000 and received 26,000 shares of preferred stock in Fountain Square Life Insurance Company, until then a wholly-owned subsidiary of Fifth-Third Bank Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent"). Old Kent is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311) is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AMERICAN UNITED LIFE POOLED EQUITY FUND B (File No. 811-1571) is a separate account of AUL organized for the purpose of the sale of group variable annuity contracts. Effective 5/1/2000, the sale of accumulation units has been terminated under applicable contract provisions.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2002, AUL has issued 953 qualified contracts to Contract-holders who have or may invest funds in the AUL American Unit Trust.


Item 28. INDEMNIFICATION

Article IX, Section 1 of the by-laws of AUL provides as follows:

The corporation shall indemnify any director or officer or former director or officer of the corporation against expenses actually and reasonably incurred by him (and for which he is not covered by insurance) in connection with the defense of any action, suit or proceeding (unless such action, suit or proceeding is settled) in which he is made a party by reason of being or having been such director or officer, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding, to be liable for negligence or misconduct in the performance of his duties. The corporation may also reimburse any director or officer or former director or officer of the corporation for the reasonable costs of settlement of any such action, suit or proceeding, if it shall be found by a majority of the directors not involved in the matter in controversy (whether or not a quorum) that it was to the interest of the corporation that such settlement be made and that such director or officer was not guilty of negligence or misconduct. Such rights of indemnification and reimbursement shall not be exclusive of any other rights to which such director or officer may be entitled under any By-law, agreement, vote of members or otherwise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 29. PRINCIPAL UNDERWRITERS

     (a) AUL acts as Investment Adviser to American United Life Pooled Equity Fund B (2-27832) and to AUL American Series Fund, Inc. (33-30156).

     (b) For information regarding AUL's Officers and Directors, see Item 25 above.

     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement (Form N-4) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis and the State of Indiana on the 1st day of May, 2002.




                       AUL AMERICAN UNIT TRUST (Registrant)

                       By:  American United Life Insurance Company(R)



                       ------------------------------------------------
                       By:  Jerry D. Semler*, Chairman of the
                               Board, President, and Chief Executive Officer


                       AMERICAN UNITED LIFE INSURANCE COMPANY(R) (Depositor)



                        ------------------------------------------------
                        By:  Jerry D. Semler*, Chairman of the
                               Board, President, and Chief Executive Officer



-------------------------------------------
*By: Richard A. Wacker as Attorney-in-fact

Date: May 1, 2002



As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----



_______________________________     Director                   May 1, 2002
John R. Barton*



_______________________________     Director                   May 1, 2002
William R. Brown*



_______________________________     Chief Actuary              May 1, 2002
Catherine B. Husman*



_______________________________     Director                   May 1, 2002
Charles D. Lineback*



_______________________________     Director, Principal        May 1, 2002
Constance E. Lund*                  Financial and Accounting
                                    Officer



_______________________________     Director                   May 1, 2002
Dayton H. Molendorp*



_______________________________     Director                   May 1, 2002
R. Stephen Radcliffe*



_______________________________     Director                   May 1, 2002
Mark C. Roller*



_______________________________     Director                   May 1, 2002
G. David Sapp*



_______________________________     Director                   May 1, 2002
William L. Tindall*



_______________________________     Director                   May 1, 2002
Steven A. Weber*



/s/ Richard A. Wacker
-------------------------------------------
*By: Richard A. Wacker as Attorney-in-fact

Date:  May 1, 2002

                                  EXHIBIT LIST


 Exhibit               Exhibit
 Number in Form       Numbering
 N-4, Item 24(b)        Value          Name of Exhibit
----------------      ---------        ---------------



    4.4.16           EX-99             TDA Multiple-Fund Group Variable Annuity
                                       with GMDB (SBR)- OMNI Patriot TDA
                                       Voluntary Contract & Certificates,
                                       Form TDA.GMDB.OM-K & C

    4.4.17           EX-99             Employer-Sponsored TDA & Qualified Plan
                                       Guaranteed Benefit Contract &
                                       Certificates, OMNI AULONE Contract,
                                       Form GB10.OM-K & C

    4.4.18           EX-99             Guaranteed Benefit Employer-Sponsored
                                       TDA Contract & Certificates (SBR) -
                                       OMNI-ERTDA, Form GBErTDA.OM-K & C

    5.5.5            EX-99             AUL American Series Enrollment Form
                                       P-12464 G

    5.5.6            EX-99             Employer-Sponsored Tax Deferred
                                       Annuity Enrollment Form P-12477 L

    10.1             EX-23             Consent of Independent Accountants

    10.3             EX-24             Powers of Attorney



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